UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

______________

Investment Company Act file number 811-23179

The Relative Value Fund

(Exact name of registrant as specified in charter)

c/o UMB Fund Services, Inc.

235 West Galena Street

Milwaukee, WI 53212

(Address of principal executive offices) (Zip code)

Ann Maurer

235 West Galena Street

Milwaukee, WI 53212

(Name and address of agent for service)

registrant’s telephone number, including area code: (414) 299-2270

________________

Date of fiscal year end: March 31

________

Date of reporting period: March 31, 2021

________________

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-1090. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1.(a) REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.

Annual Report
March 31, 2021
THE RELATIVE
VALUE FUND
CIA Class Shares – VFLEX

Vivaldi Asset Management, LLC | 225 W. Wacker Dr. | Suite 2100 | Chicago, IL 60606 | P: 312.248.8300

The Relative Value Fund
This report and the financial statements contained herein are provided for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Board of Trustees and Shareholders
The Relative Value Fund
Opinion on the financial statements
We have audited the accompanying statement of assets and liabilities of The Relative Value Fund (the “Fund”), including the schedule of investments, as of March 31, 2021, the related statements of operations and cash flows for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended and for the period from June 12, 2017 (commencement of operations) through March 31, 2018, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of March 31, 2021, and the results of its operations and its cash flows for the year then ended, and the financial highlights for each of the three years in the period then ended and for the period from June 12, 2017 (commencement of operations) through March 31, 2018, in conformity with accounting principles generally accepted in the United States of America.
Basis for opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (UnitedStates) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financialstatements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of March 31,

2021, by correspondence with the custodians, underlying fund managers and brokers, or by other appropriate auditing procedures where replies from brokers were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
/s/ GRANT THORNTON LLP
We have served as the Fund’s auditor since 2017.
Chicago, Illinois
June 1, 2021

The Relative Value Fund
SCHEDULE OF INVESTMENTS
As of March 31, 2021

Principal Amount		Value
	ASSET-BACKED SECURITIES – 16.9%
$202,484	Adjustable Rate Mortgage Trust Series 2006-1, Class 2A1, 3.539%, 3/25/20361,2,3	$145,675
200,000	Affirm Asset Securitization Trust 2021-A Series 2021-A, Class D, 3.490%, 8/15/20252,4	201,432
150,000	Series 2021-A, Class E, 5.650%, 8/15/20252,4	151,557
140,653	Aqua Finance Trust Series 2019-A, Class A, 3.140%, 7/16/20402,4	144,399
150,000	Series 2020-AA, Class B, 2.790%, 7/17/20462,4	153,220
150,000	Series 2020-AA, Class C, 3.970%, 7/17/20462,4	154,741
242,035	CHL Mortgage Pass-Through Trust Series 2007-8, Class 1A12, 5.875%, 1/25/20381,2	169,525
250,000	Connecticut Avenue Securities Trust Series 2019-R04, Class 2B1, 5.358% (1-Month USD Libor+525 basis points), 6/25/20392,3,4,5	255,022
250,000	Series 2020-R02, Class 2B1, 3.109% (1-Month USD Libor+300 basis points), 1/25/20402,3,4,5	235,811
300,000	CPS Auto Receivables Trust Series 2019-C, Class E, 4.300%, 7/15/20252,4	310,096
200,000	Deephaven Residential Mortgage Trust Series 2019-3A, Class B1, 4.258%, 7/25/20591,2,3,4	199,262
142,274	DSLA Mortgage Loan Trust Series 2006-AR2, Class 1A1A, 0.300% (1-Month USD Libor+19 basis points), 10/19/20362,3,5	126,984
72,749	Fannie Mae Connecticut Avenue Securities Series 2018-C04, Class 2M2, 2.659% (1-Month USD Libor+255 basis points), 12/25/20302,3,5	73,217
500,000	FMC GMSR Issuer Trust Series 2019-GT1, Class B, 5.660%, 5/25/20242,3,4	502,138
150,000	Foursight Capital Automobile Receivables Trust Series 2019-1, Class E, 4.300%, 9/15/20252,4	157,974
100,000	Freddie Mac Multifamily Structured Credit Risk Series 2021-MN1, Class M2, 3.767% (SOFR30A+375 basis points), 1/25/20512,3,4,5	104,794
500,000	Freddie Mac STACR REMIC Trust 2021-DNA1 Series 2021-DNA1, Class B1, 2.667% (SOFR30A+265 basis points), 1/25/20512,3,4,5	483,058
310,573	Freddie Mac Structured Agency Credit Risk Debt Notes Series 2016-DNA2, Class M3, 4.758% (1-Month USD Libor+465 basis points), 10/25/20282,3,5	326,321
419,000	GS Mortgage-Backed Securities Corp. Trust Series 2020-PJ3, Class B5, 3.460%, 10/25/20501,2,3,4	278,535
181,341	GSR Mortgage Loan Trust Series 2007-AR1, Class 2A1, 2.908%, 3/25/20471,2,3	147,303

The Relative Value Fund
SCHEDULE OF INVESTMENTS — Continued
As of March 31, 2021

Principal Amount		Value
	ASSET-BACKED SECURITIES (Continued)
$200,000	Hertz Vehicle Financing II LP Series 2019-1A, Class D, 6.360%, 3/25/20232,4	$196,958
350,000	JFIN CLO 2013 Ltd Series 2013-1A, Class DR, 7.594% (3-Month USD Libor+737 basis points), 1/20/20302,3,4,5	347,015
250,000	Magnetite XVI Ltd. Series 2015-16A, Class F, 6.723% (3-Month USD Libor+650 basis points), 1/18/20282,3,4,5	239,794
375,000	Monroe Capital Mml Clo X Ltd. Series 2020-1A, Class E, 9.032% (3-Month USD Libor+885 basis points), 8/20/20312,3,4,5	375,248
102,827	Mosaic Solar Loan Trust Series 2019-1A, Class B, 0.000%, 12/21/20432,4	94,674
81,928	Multifamily Connecticut Avenue Securities Trust Series 2020-01, Class M7, 2.059% (1-Month USD Libor+195 basis points), 3/25/20502,3,4,5	82,584
100,000	Series 2020-01, Class M10, 3.859% (1-Month USD Libor+375 basis points), 3/25/20502,3,4,5	104,110
236,137	New Residential Mortgage Loan Trust 2019-1 Series 2019-1A, Class B6B, 3.300%, 9/25/20572,3,4	219,899
358,808	Nomura Asset Acceptance Corp. Alternative Loan Trust Series Series 2006-AP1, Class A3, 5.654%, 1/25/20361,2,3	154,108
250,000	Oaktown Re III Ltd. Series 2019-1A, Class M2, 2.659% (1-Month USD Libor+255 basis points), 7/25/20292,3,4,5	252,002
1,000,000	Palmer Square CLO Ltd. Series 2019-1A, Class SUB, 0.000%, 4/20/20272,3,4	855,300
2,250,000	Palmer Square Loan Funding 2020-4 Ltd. Series 2020-4A, Class SUB, 0.000%, 11/25/20282,3,4	2,322,203
1,250,000	Palmer Square Loan Funding 2021-1 Ltd. Series 2021-1A, Class SUB, 0.000%, 4/20/20292,3,4	1,261,803
1,000,000	Palmer Square Loan Funding Ltd. Series 2019-3A, Class SUB, 0.000%, 8/20/20272,3,4	824,586
1,500,000	Series 2019-4A, Class SUB, 0.000%, 10/24/20272,3,4	1,305,570
1,250,000	Series 2020-1A, Class SUB, 0.000%, 2/20/20282,3,4	1,145,702
650,000	Series 2020-2A, Class SUB, 0.000%, 4/20/20282,3,4	601,335
1,250,000	Series 2020-3A, Class SUB, 0.000%, 7/20/20282,3,4	1,523,515
2,150,000	Series 2021-2WH Class SUB, 0.000%, 4/20/20292,3,4,6	2,150,000
500,000	Radnor Ltd. Series 2019-1, Class M2, 3.309% (1-Month USD Libor+320 basis points), 2/25/20292,3,4,5	501,717
400,000	Residential Mortgage Loan Trust Series 2019-3, Class B2, 5.664%, 9/25/20592,3,4	390,296

The Relative Value Fund
SCHEDULE OF INVESTMENTS — Continued
As of March 31, 2021

Principal Amount		Value
	ASSET-BACKED SECURITIES (Continued)
$340,000	Residential Mortgage Loan Trust 2020-1 Series 2020-1, Class B2, 4.665%, 2/25/20242,3,4	$344,557
250,000	Saranac Clo VIII Ltd. Series 2020-8A, Class E, 8.302% (3-Month USD Libor+812 basis points), 2/20/20332,3,4,5	237,306
160,374	Upstart Securitization Trust Series 2018-1, Class D, 6.147%, 8/20/20252,4	163,003
150,000	Series 2019-3, Class C, 5.381%, 1/21/20302,4	155,986
40,000	Veros Automobile Receivables Trust Series 2020-1, Class D, 5.640%, 2/16/20272,4	40,493
36,607	WaMu Mortgage Pass-Through Certificates Trust Series 2006-AR18, Class 3A1, 2.982%, 1/25/20372,3	34,632
234,793	Wells Fargo Mortgage Loan Trust Series 2010-RR2, Class 1A4, 3.365%, 9/27/20351,2,3,4	196,893
100,000	XCALI Mortgage Trust Series 2020-1, Class B1, 9.150% (1-Month USD Libor+750 basis points), 1/22/20232,3,4,5	100,812
	TOTAL ASSET-BACKED SECURITIES (Cost $19,924,941)	20,543,165
	BANK LOANS – 10.8%
1,097,674	Advantage Capital Holdings LLC 5.000% Cash and 8.000% PIK, 1/29/20256,10	1,097,674
1,242,041	5.000% Cash and 8.000% PIK, 1/29/20256,10	1,242,041
942,327	BJ Services 11.830%, 1/3/20236	942,327
475,000	11.830%, 1/3/20236	451,250
2,377,166	Challenge Manufacturing Company, LLC 10.000%, 12/18/20256	2,337,672
564,975	Juul 9.500%, 8/1/20236	553,675
2,000,000	Penney Borrower LLC 9.250%, 11/23/20256	1,950,000
236,284	Premier Brands Group Holdings LLC 9.116%, 3/20/20246	216,200
2,212,500	Wellbore Integrity Solutions, LLC 8.500%, 12/31/20246	2,212,500
2,183,449	12.442%, 12/31/20246	2,139,781
	TOTAL BANK LOANS (Cost $13,177,043)	13,143,120

The Relative Value Fund
SCHEDULE OF INVESTMENTS — Continued
As of March 31, 2021

Number of Shares		Value
	CLOSED-END FUNDS – 33.3%
19,318	Aberdeen Emerging Markets Equity Income Fund, Inc.1	$167,101
16,092	Calamos Long/Short Equity & Dynamic Income Trust	323,610
700,078	Cliffwater Corporate Lending Fund – Class I	7,413,825
1	Cornerstone Strategic Value Fund, Inc.	13
1	Cornerstone Total Return Fund, Inc.	13
12,133	DTF Tax-Free Income, Inc.	174,108
62,777	Eaton Vance Floating-Rate Income Plus Fund	1,022,009
76,686	Eaton Vance Senior Income Trust	508,428
20,677	First Trust Senior Floating Rate 2022 Target Term Fund	194,571
302,103	Griffin Institutional Access Credit Fund – Class I	7,332,052
42,232	Invesco Dynamic Credit Opportunities Fund	480,178
128,374	Invesco Senior Income Trust	539,171
26,339	Kayne Anderson NextGen Energy & Infrastructure, Inc.	175,418
5	Liberty All Star Growth Fund, Inc.	43
36,820	Miller/Howard High Dividend Fund	353,472
19,229	Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.	115,759
7,471	NexPoint Strategic Opportunities Fund1	85,095
24,033	Nuveen AMT-Free Quality Municipal Income Fund	356,169
389,995	Palmer Square Opportunistic Income Fund	7,257,811
43,214	PIMCO Energy & Tactical Credit Opportunities Fund	447,265
12,767	Pioneer Municipal High Income Trust	157,928
961,976	Pomona Investment Fund	11,638,655
2,359	Source Capital, Inc.1	103,206
72,945	Virtus AllianzGI Convertible & Income Fund II	363,266
20,000	Voya Global Equity Dividend and Premium Opportunity Fund	114,000
6,700	Voya International High Dividend Equity Income Fund	37,386
225,642	Voya Prime Rate Trust1	1,046,979
	TOTAL CLOSED-END FUNDS (Cost $37,285,659)	40,407,531
Principal Amount

	COLLATERALIZED MORTGAGE OBLIGATIONS – 2.9%
$250,000	Bellemeade Re 2019-2 Ltd. Series 2019-2A, Class M2, 3.208% (1-Month USD Libor+310 basis points), 4/25/20292,3,4,5	252,384
235,128	BX Commercial Mortgage Trust Series 2019-XL, Class J, 2.756% (1-Month USD Libor+265 basis points), 10/15/20363,4,5	235,573
976,897	CHL Mortgage Pass-Through Trust Series 2004-29, Class 1X, 1.329%, 2/25/20352,3	19,061
119,615	Connecticut Avenue Securities Trust Series 2019-R01, Class 2M2, 2.559% (1-Month USD Libor+245 basis points), 7/25/20312,3,4,5	120,297
72,011	Series 2019-R03, Class 1M2, 2.259% (1-Month USD Libor+215 basis points), 9/25/20312,3,4,5	72,423
250,000	Series 2019-R06, Class 2B1, 3.858% (1-Month USD Libor+375 basis points), 9/25/20392,3,4,5	246,023

The Relative Value Fund
SCHEDULE OF INVESTMENTS — Continued
As of March 31, 2021

Principal Amount		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS (Continued)
$380,000	Connecticut Avenue Securities Trust Series 2019-R07, Class 1B1, 3.508% (1-Month USD Libor+340 basis points), 10/25/20392,3,4,5	$371,690
69,730	Series 2019-R05, Class 1M2, 2.109% (1-Month USD Libor+200 basis points), 7/25/20392,3,4,5	69,933
500,000	Connecticut Avenue Securities Trust 2019-HRP1 Series 2019-HRP1, Class B1, 9.358% (1-Month USD Libor+925 basis points), 11/25/20392,3,4,5	507,115
565,507	DSLA Mortgage Loan Trust Series 2004-AR2, Class X2, 2.423%, 11/19/20442,3	24,681
200,000	Foursight Capital Automobile Receivables Trust Series 2020-1, Class F, 4.620%, 6/15/20272,4	202,631
249,675	Freddie Mac Structured Agency Credit Risk Debt Notes Series 2018-SPI2, Class B, 3.809%, 5/25/20482,3,4	232,164
249,903	Series 2018-SPI3, Class B, 4.148%, 8/25/20482,3,4	238,180
249,021	Series 2018-SPI4, Class B, 4.489%, 11/25/20482,3,4	239,859
167,628	Luminent Mortgage Trust Series 2006-5, Class A1A, 0.489% (1-Month USD Libor+38 basis points), 7/25/20362,3,5	128,937
207,251	Morgan Stanley Mortgage Loan Trust Series 2006-13AX, Class A2, 0.449% (1-Month USD Libor+34 basis points), 10/25/20362,3,5	108,204
111,833	RALI Trust Series 2006-QA10, Class A1, 0.294% (1-Month USD Libor+19 basis points), 12/25/20362,3,5	108,017
228,166	Series 2006-QS2, Class 1A9, 5.500%, 2/25/20361,2	222,427
100,000	Residential Mortgage Loan Trust Series 2019-2, Class M1, 3.862%, 5/25/20592,3,4	102,709
1,320	Velocity Commercial Capital Loan Trust Series 2017-1, Class AFL, 1.359% (1-Month USD Libor+125 basis points), 5/25/20472,3,4,5	1,319
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
	(Cost $3,425,229)	3,503,627
Number of Shares
	COMMON STOCKS – 1.8%
	APPLICATIONS SOFTWARE – 0.0%
207	RealPage, Inc.*	18,050
	COMMERCIAL BANKS-EASTERN US – 0.0%
145	Standard AVB Financial Corp.	4,734
	COMPUTER SOFTWARE – 0.0%
360	Slack Technologies, Inc. – Class A*	14,627
	ELECTRIC-INTEGRATED – 0.0%
183	PNM Resources, Inc.	8,976
	ELECTRONIC COMPONENTS-SEMICONDUCTOR – 0.0%
43	Inphi Corp.*	7,671
73	Xilinx, Inc.	9,045
		16,716
	ELECTRONIC MEASURING INSTRUMENTS – 0.0%
153	FLIR Systems, Inc.	8,640
	INSURANCE BROKERS – 0.1%
87	Willis Towers Watson PLC7	19,913

The Relative Value Fund
SCHEDULE OF INVESTMENTS — Continued
As of March 31, 2021

Number of Shares		Value
	COMMON STOCKS (Continued)
	INVESTMENT COMPANIES – 0.5%
22,862	Barings BDC, Inc.1	$228,163
19,390	First Eagle Alternative Capital BDC, Inc.	78,336
46,184	Oaktree Specialty Lending Corp.1	286,340
		592,839
	INVESTMENT MANAGEMENT/ADVISORY SERVICES – 0.0%
309	Waddell & Reed Financial, Inc. – Class A	7,740
	MEDICAL INFORMATION SYSTEMS – 0.0%
250	Change Healthcare, Inc.*	5,525
	MEDICAL PRODUCTS – 0.0%
62	Varian Medical Systems, Inc.*	10,945
	PROPERTY/CASUALTY INSURANCE – 0.0%
382	Watford Holdings Ltd.*,7	13,221
	REITS-MORTGAGES – 0.0%
1,214	Ready Capital Corp. – REIT	16,294
	SEMICON COMPONENTS-INTEGRATED CIRCUITS – 0.0%
107	Maxim Integrated Products, Inc.	9,777
	SPECIFIED PURPOSE ACQUISITIONS – 1.2%
2,010	10X Capital Venture Acquisition Corp. – Class A*	20,100
94	ABG Acquisition Corp. I – Class A*,7	930
2,247	Agba Acquisition Ltd.*,7	23,706
180	Ajax I – Class A*,7	1,847
140	Altitude Acquisition Corp. – Class A*	1,404
1,022	Americas Thechonology Acquisition Corp.*,7	10,148
2,490	Amplitude Healthcare Acquisition Corp. – Class A*	24,751
3,489	Apollo Strategic Growth Capital – Class A*,7	34,541
3,824	Atlantic Avenue Acquisition Corp. – Class A*	37,055
2,120	Benessere Capital Acquisition Corp. – Class A*	21,073
1,658	Better World Acquisition Corp.*	16,505
1,705	Blue Water Acquisition Corp. – Class A*	17,152
1,207	Breeze Holdings Acquisition Corp.*	12,010
1,299	Brilliant Acquisition Corp.*,7	12,899
2,030	Bull Horn Holdings Corp.*,7	19,914
1,450	Burgundy Technology Acquisition Corp. – Class A*,7	14,341
216	Capstar Special Purpose Acquisition Corp. – Class A*	2,108
252	CF Finance Acquisition Corp. III*	2,520
1,662	Chardan Healthcare Acquisition 2 Corp.*	16,703
1,227	Churchill Capital Corp. II – Class A*,1	12,270
642	Concord Acquisition Corp. – Class A*	6,279
351	Corner Growth Acquisition Corp. – Class A*,7	3,436
1,712	DD3 Acquisition Corp.*	16,846
1,068	Dune Acquisition Corp. – Class A*	10,413
1,578	East Resources Acquisition Co. – Class A*	15,433
2,245	East Stone Acquisition Corp.*,7	22,428
923	Edoc Acquisition Corp. – Class A*,7	9,221
702	Edtechx Holdings Acquisition Corp.*	6,901
1,419	Empower Ltd. – Class A*,7	14,162
1,410	Eucrates Biomedical Acquisition Corp.*,7	13,945
2,109	Far Point Acquisition Corp. – Class A*,7	20,605
3,106	FG New America Acquisition Corp. – Class A*	31,650

The Relative Value Fund
SCHEDULE OF INVESTMENTS — Continued
As of March 31, 2021

Number of Shares		Value
	COMMON STOCKS (Continued)
	SPECIFIED PURPOSE ACQUISITIONS (Continued)
47	FS Development Corp. II – Class A*	$468
594	Fusion Acquisition Corp. – Class A*	5,916
3,118	Galileo Acquisition Corp.*, 1,7	31,180
1,220	Genesis Park Acquisition Corp. – Class A*,7	12,798
2,109	Globis Acquisition Corp.*	20,879
142	Golden Falcon Acquisition Corp. – Class A*	1,373
1,401	Good Works Acquisition Corp.*	15,173
3,975	Greenrose Acquisition Corp.*	39,591
3,133	Greenvision Acquisition Corp.*	31,831
102	Healthcare Services Acquisition Corp. – Class A*	987
3,548	IG Acquisition Corp. – Class A*	35,054
2,192	Isleworth Healthcare Acquisition Corp.*	21,241
562	Kairos Acquisition Corp. – Class A*,7	5,474
1,069	Khosla Ventures Acquisition Co. III – Class A*	10,679
1,160	Kingswood Acquisition Corp.*	11,528
682	KINS Technology Group, Inc. – Class A*	6,690
478	KludeIn I Acquisition Corp. – Class A*	4,651
1,038	L&F Acquisition Corp. – Class A*,7	10,224
1,380	Landcadia Holdings III Inc.*	13,814
464	Lifesci Acquisition II Corp.*	4,705
1,868	Lionheart Acquisition Corp. II – Class A*	18,344
4,087	LIV Capital Acquisition Corp. – Class A*,7	40,625
699	Live Oak Acquisition Corp. II – Class A*	6,983
628	Malacca Straits Acquisition Co., Ltd. – Class A*,7	6,198
4,094	Merida Merger Corp. I*,1	40,449
1,420	Montes Archimedes Acquisition Corp. – Class A*	13,888
1,690	Mudrick Capital Acquisition Corp. – Class A*	16,647
1,894	Natural Order Acquisition Corp.*	18,542
1,405	New Beginnings Acquisition Corp.*	14,050
1,419	NextGen Acquisition Corp.*,7	14,076
1,158	Omnichannel Acquisition Corp. – Class A*	11,302
1,936	OTR Acquisition Corp. – Class A*	19,263
564	Periphas Capital Partnering Corp. – Class A*	13,389
3,382	Petra Acquisition, Inc.*	33,786
696	PropTech Investment Corp. II – Class A*	6,814
1,843	PTK Acquisition Corp.*	18,144
1,774	Recharge Acquisition Corp. – Class A*	17,350
1,125	RedBall Acquisition Corp. – Class A*,7	11,194
520	Replay Acquisition Corp.*, 1,7	5,304
350	Roth Ch Acquisition II Co.*	3,469
2,778	Sandbridge Acquisition Corp. – Class A*	27,530
124	SC Health Corp. – Class A*,1,7	1,250
351	ScION Tech Growth I – Class A*,7	3,436
2,078	Seven Oaks Acquisition Corp. – Class A*	20,261
66	Spartan Acquisition Corp. II*	690
3,666	Sports Entertainment Acquisition Corp. – Class A*	35,817
904	Sustainable Opportunities Acquisition Corp. – Class A*,7	8,977
14	SVF Investment Corp. 2*,7	141
14	SVF Investment Corp. 3*,7	141
1,896	Tastemaker Acquisition Corp. – Class A*	18,467

The Relative Value Fund
SCHEDULE OF INVESTMENTS — Continued
As of March 31, 2021

Number of Shares		Value
	COMMON STOCKS (Continued)
	SPECIFIED PURPOSE ACQUISITIONS (Continued)
1,418	Tekkorp Digital Acquisition Corp. – Class A*,7	$13,896
2,463	Thayer Ventures Acquisition Corp. – Class A*	24,384
632	Thunder Bridge Acquisition II Ltd. – Class A*,1,7	6,585
2,002	Tuscan Holdings Corp. II*,1	20,200
2,085	Union Acquisition Corp. II*,1,7	20,954
1,990	Ventoux CCM Acquisition Corp.*	19,482
1,475	Vistas Media Acquisition Co., Inc. – Class A*	14,617
1,805	Viveon Health Acquisition Corp.*	17,725
1,418	Yellowstone Acquisition Co. – Class A*	14,166
2,638	Yunhong International – Class A*,7	26,459
968	Zanite Acquisition Corp. – Class A*	9,632
		1,392,179
	TOTAL COMMON STOCKS
	(Cost $2,037,466)	2,140,176
Principal Amount
	CORPORATE BONDS – 0.3%
	FINANCIALS – 0.3%
$81,190	BlackRock Capital Investment Corp. 5.000%, 6/15/20228	81,513
170,000	PennantPark Floating Rate Capital Ltd. 4.250%, 4/1/20262	170,521
50,000	Realogy Group LLC / Realogy Co.-Issuer Corp. 9.375%, 4/1/20271,2,4	55,468
		307,502
	TOTAL CORPORATE BONDS
	(Cost $293,183)	307,502
Number of Shares
	EXCHANGE-TRADED DEBT SECURITIES – 0.4%
	FINANCIALS – 0.4%
3,968	First Eagle Alternative Capital BDC, Inc. 6.125%, 10/30/20232	102,533
3,092	6.750%, 12/30/20221,2	78,599
2,423	Oxford Square Capital Corp. 6.500%, 3/30/20241,2	61,786
1,728	PennantPark Investment Corp. 5.500%, 10/15/20242	44,444
3,376	Portman Ridge Finance Corp. 6.125%, 9/30/20221,2	85,244
712	TriplePoint Venture Growth BDC Corp. 5.750%, 7/15/20222	18,014
786	WhiteHorse Finance, Inc. 6.500%, 11/30/20251,2	20,593
2,134	XAI Octagon Floating Rate Alternative Income Term Trust 6.500%, 3/31/20262	53,329
		464,542
	TOTAL EXCHANGE-TRADED DEBT SECURITIES
	(Cost $443,657)	464,542

The Relative Value Fund
SCHEDULE OF INVESTMENTS — Continued
As of March 31, 2021

Number of Shares		Value
	MUTUAL FUNDS – 5.4%
555,741	Jones Lang LaSalle Income Property Trust, Inc. – Class M-I	$6,579,970
	TOTAL MUTUAL FUNDS
	(Cost $6,491,494)	6,579,970
	PRIVATE INVESTMENT FUNDS – 19.7%
269,516	Bailard Real Estate Investment Trust	7,223,017
N/A	DSC Meridian Credit Opportunities Onshore Fund LP	3,301,569
N/A	Linden Investors LP	3,956,332
N/A	Pender Capital Asset Based Lending Fund I, L.P.	832,072
3,081	ShoreBridge Point72 Select, LLC	3,874,098
N/A	Walleye Opportunities Fund LP	4,469,275
N/A	Whitebox Asymmetric Opportunities Fund, LP	272,690
	TOTAL PRIVATE INVESTMENT FUNDS
	(Cost $20,819,653)	23,929,053
	RIGHTS – 0.0%
2,247	Agba Acquisition Ltd., Expiration Date: April 14, 2021*,7	1,348
713	Andina Acquisition Corp. III, Expiration Date: June 29, 2021*,7	499
2,120	Benessere Capital Acquisition Corp., Expiration Date: January 4, 2022*	693
1,207	Breeze Holdings Acquisition Corp., Expiration Date: May 24, 2027*	314
1,299	Brilliant Acquisition Corp., Expiration Date: March 20, 2022*,7	364
2,245	East Stone Acquisition Corp., Expiration Date: November 3, 2021*,7	719
923	Edoc Acquisition Corp., Expiration Date: May 9, 2022*,7	360
852	GigCapital2, Inc., Expiration Date: August 19, 2022*	281
3,133	Greenvision Acquisition Corp., Expiration Date: August 20, 2022*	1,661
1,990	Ventoux CCM Acquisition Corp., Expiration Date: June 23, 2022*	416
1,805	Viveon Health Acquisition Corp., Expiration Date: February 17, 2022*	325
2,638	Yunhong International, Expiration Date: November 3, 2021*,7	1,157
	TOTAL RIGHTS
	(Cost $0)	8,137
Principal Amount
	U.S. TREASURY BONDS – 0.1%
	SOVEREIGN – 0.1%
222,000	United States Treasury Bond	167,601
	TOTAL U.S. TREASURY BONDS
	(Cost $169,136)	167,601
Number of Shares
	UNITS – 0.6%
	SPECIFIED PURPOSE ACQUISITIONS – 0.6%
137	7GC & Co. Holdings, Inc.*	1,392
1,724	Accelerate Acquisition Corp.*	17,119
36	Advanced Merger Partners, Inc.*	360
2,667	AF Acquisition Corp.*	26,297
23	African Gold Acquisition Corp.*,7	227
1,724	American Acquisition Opportunity, Inc.*	17,240
1	Americas Technology Acquisition Corp.*,7	10
2,993	Archimedes Tech SPAC Partners Co.*	29,601
568	Astrea Acquisition Corp.*	5,629

The Relative Value Fund
SCHEDULE OF INVESTMENTS — Continued
As of March 31, 2021

Number of Shares		Value
	UNITS (Continued)
	SPECIFIED PURPOSE ACQUISITIONS (Continued)
236	Atlas Crest Investment Corp. II*	$2,361
2,818	Austerlitz Acquisition Corp. I*,7	28,293
1,705	Austerlitz Acquisition Corp. II*,7	17,101
70	B Riley Principal 150 Merger Corp.*	700
2	Benessere Capital Acquisition Corp.*	21
1,723	Build Acquisition Corp.*	17,006
236	Cartesian Growth Corp.*,7	2,348
549	CC Neuberger Principal Holdings III*,7	5,485
137	CF Acquisition Corp. IV*	1,374
93	CF Acquisition Corp. VI*	921
1,720	CF Acquisition Corp. VIII*	17,062
51	Churchill Capital Corp. VI*	513
2,876	Churchill Capital Corp. VII*	28,674
15	Colicity, Inc.*	151
1,215	Corazon Capital V838 Monoceros Corp.*,7	12,089
1	Corner Growth Acquisition Corp.*,7	10
1	DD3 Acquisition Corp.*	10
931	DHC Acquisition Corp.*,7	9,301
1,760	Edify Acquisition Corp.*	17,512
1	EdtechX Holdings Acquisition Corp.*	10
237	EJF Acquisition Corp.*,7	2,358
1,715	FAST Acquisition Corp. II*	17,047
93	Fintech Evolution Acquisition Group*,7	918
237	Flame Acquisition Corp.*	2,353
473	Foresight Acquisition Corp.*	4,702
391	Fortress Value Acquisition Corp. III*	3,918
93	FTAC Athena Acquisition Corp.*,7	935
476	Fusion Acquisition Corp. II*	4,727
706	GigCapital4, Inc.*	6,968
253	Glass Houses Acquisition Corp.*	2,538
1,582	Goldenbridge Acquisition Ltd.*,7	15,804
255	Gores Metropoulos II, Inc.*	2,581
1,799	Hennessy Capital Investment Corp. V*	18,206
268	InterPrivate II Acquisition Corp.*	2,651
296	InterPrivate III Financial Partners, Inc.*	2,919
1,394	Isos Acquisition Corp.*,7	13,884
2,849	Jaws Mustang Acquisition Corp.*,7	28,917
1,737	Kadem Sustainable Impact Corp.*	17,196
1	Kairos Acquisition Corp.*,7	10
1,804	KKR Acquisition Holdings I Corp.*	18,058
1	KludeIn I Acquisition Corp.*	10
2,510	Levere Holdings Corp.*,7	25,000
2	Live Oak Acquisition Corp. II*	21
255	Longview Acquisition Corp. II*	2,560
238	MCAP Acquisition Corp.*	2,368
950	MDH Acquisition Corp.*	9,443
474	Medicus Sciences Acquisition Corp.*,7	4,674
284	Moringa Acquisition Corp.*,7	2,820
1,937	Mountain Crest Acquisition Corp. II*	19,641

The Relative Value Fund
SCHEDULE OF INVESTMENTS — Continued
As of March 31, 2021

Number of Shares		Value
	UNITS (Continued)
	SPECIFIED PURPOSE ACQUISITIONS (Continued)
1	Mudrick Capital Acquisition Corp.*	$10
9	New Vista Acquisition Corp.*,7	90
2,670	Newbury Street Acquisition Corp.*	26,406
1,724	NextGen Acquisition Corp. II*,7	17,068
713	Noble Rock Acquisition Corp.*,7	7,052
2,282	Nocturne Acquisition Corp.*,7	22,820
94	Novus Capital Corp. II*	940
1	Omnichannel Acquisition Corp.*	10
9	Pathfinder Acquisition Corp.*,7	89
3	Periphas Capital Partnering Corp.*	74
9	Pivotal Investment Corp. III*	90
47	Power & Digital Infrastructure Acquisition Corp.*	476
376	Priveterra Acquisition Corp.*	3,737
470	Progress Acquisition Corp.*	4,648
3,278	Property Solutions Acquisition Corp. II*	32,288
2	RedBall Acquisition Corp.*,7	20
1	Roth Ch Acquisition II Co.*	11
1,024	Sandbridge X2 Corp.*	10,230
1	ScION Tech Growth I*,7	10
1	Seven Oaks Acquisition Corp.*	10
374	Silver Spike Acquisition Corp. II*,7	3,718
2,829	Soaring Eagle Acquisition Corp.*,7	28,629
710	SportsTek Acquisition Corp.*	7,057
140	Star Peak Corp. II*	1,465
187	Tailwind International Acquisition Corp.*,7	1,849
1,722	Tech and Energy Transition Corp.*	17,220
2,175	Thimble Point Acquisition Corp.*	21,750
380	Twelve Seas Investment Co. II*	3,743
47	USHG Acquisition Corp.*	472
941	Venus Acquisition Corp.*,7	9,429
		713,455
	TOTAL UNITS (Cost $712,866)	713,455
	WARRANTS – 0.1%
124	Advantage Capital Holdings LLC, Expiration Date: January 29, 2025*	—
2,247	Agba Acquisition Ltd., Expiration Date: May 10, 2024*,7	652
45	Ajax I, Expiration Date: December 18, 2026*,7	76
46	Altitude Acquisition Corp., Expiration Date: November 30, 2027*	78
511	Americas Thechonology Acquisition Corp., Expiration Date: December 31, 2027*,7	281
1,245	Amplitude Healthcare Acquisition Corp., Expiration Date: December 1, 2026*	1,021
1,163	Apollo Strategic Growth Capital, Expiration Date: October 29, 2027*,7	1,465
1,912	Atlantic Avenue Acquisition Corp., Expiration Date: October 6, 2027*	1,415
1,590	Benessere Capital Acquisition Corp., Expiration Date: December 31, 2027*	747
1,658	Better World Acquisition Corp., Expiration Date: November 15, 2027*	1,708
164	BiomX, Inc., Expiration Date: October 28, 2024*	107
1,705	Blue Water Acquisition Corp., Expiration Date: August 31, 2027*	929

The Relative Value Fund
SCHEDULE OF INVESTMENTS — Continued
As of March 31, 2021

Number of Shares		Value
	WARRANTS (Continued)
1,207	Breeze Holdings Acquisition Corp., Expiration Date: May 25, 2027*	$772
389	Brilliant Acquisition Corp., Expiration Date: December 31, 2025*,7	195
2,030	Bull Horn Holdings Corp., Expiration Date: October 31, 2025*,7	882
725	Burgundy Technology Acquisition Corp., Expiration Date: October 5, 2025*,7	776
108	Capstar Special Purpose Acquisition Corp., Expiration Date: July 9, 2027*	77
84	CF Finance Acquisition Corp. III, Expiration Date: September 30, 2027*	118
1,662	Chardan Healthcare Acquisition 2 Corp., Expiration Date: March 5, 2025*	1,562
321	Concord Acquisition Corp., Expiration Date: November 28, 2025*	289
117	Corner Growth Acquisition Corp., Expiration Date: December 31, 2027*,7	116
856	DD3 Acquisition Corp., Expiration Date: December 10, 2027*	873
534	Dune Acquisition Corp., Expiration Date: October 29, 2027*	331
789	East Resources Acquisition Co., Expiration Date: July 1, 2027*	639
923	Edoc Acquisition Corp., Expiration Date: November 30, 2027*,7	323
351	Edtechx Holdings Acquisition Corp., Expiration Date: June 15, 2027*	158
473	Empower Ltd., Expiration Date: November 30, 2027*,7	558
470	Eucrates Biomedical Acquisition Corp., Expiration Date: December 14, 2025*,7	428
703	Far Point Acquisition Corp., Expiration Date: December 7, 2025*,7	773
1,553	FG New America Acquisition Corp., Expiration Date: August 31, 2027*	2,392
297	Fusion Acquisition Corp., Expiration Date: June 1, 2027*	345
3,118	Galileo Acquisition Corp., Expiration Date: October 31, 2026*,7	1,715
610	Genesis Park Acquisition Corp., Expiration Date: May 27, 2027*,7	1,336
2,109	Globis Acquisition Corp., Expiration Date: November 1, 2025*	1,160
71	Golden Falcon Acquisition Corp., Expiration Date: November 4, 2026*	50
700	Good Works Acquisition Corp., Expiration Date: October 22, 2025*	1,337
3,975	Greenrose Acquisition Corp., Expiration Date: May 11, 2024*	3,301
1,358	Greenvision Acquisition Corp., Expiration Date: October 28, 2024*	1,344
51	Healthcare Services Acquisition Corp., Expiration Date: December 31, 2027*	32
1,774	IG Acquisition Corp., Expiration Date: October 5, 2027*	1,703
1,096	Isleworth Healthcare Acquisition Corp., Expiration Date: August 2, 2027*	515
281	Kairos Acquisition Corp., Expiration Date: December 31, 2027*,7	152
870	Kingswood Acquisition Corp., Expiration Date: May 1, 2027*	461
341	KINS Technology Group, Inc., Expiration Date: December 31, 2025*	222
238	KLDiscovery, Inc., Expiration Date: December 19, 2024*	62
239	KludeIn I Acquisition Corp., Expiration Date: July 8, 2027*	134
519	L&F Acquisition Corp., Expiration Date: May 23, 2027*,7	348
460	Landcadia Holdings III, Inc., Expiration Date: October 1, 2027*	690
1,187	Leisure Acquisition Corp., Expiration Date: December 28, 2022*	985
934	Lionheart Acquisition Corp. II, Expiration Date: February 14, 2026*	672
4,087	LIV Capital Acquisition Corp., Expiration Date: January 10, 2025*,7	2,330
233	Live Oak Acquisition Corp. II, Expiration Date: December 7, 2025*	333
314	Malacca Straits Acquisition Co., Ltd., Expiration Date: June 30, 2027*,7	214

The Relative Value Fund
SCHEDULE OF INVESTMENTS — Continued
As of March 31, 2021

Number of Shares		Value
	WARRANTS (Continued)
2,047	Merida Merger Corp. I, Expiration Date: November 7, 2026*	$2,375
710	Montes Archimedes Acquisition Corp., Expiration Date: December 31, 2025*	603
845	Mudrick Capital Acquisition Corp., Expiration Date: September 10, 2027*	532
1,894	Natural Order Acquisition Corp., Expiration Date: September 15, 2025*	1,443
1,405	New Beginnings Acquisition Corp., Expiration Date: November 1, 2026*	922
579	Omnichannel Acquisition Corp., Expiration Date: December 30, 2027*	463
968	OTR Acquisition Corp., Expiration Date: December 31, 2025*	590
141	Periphas Capital Partnering Corp., Expiration Date: December 10, 2028*	213
3,382	Petra Acquisition, Inc., Expiration Date: May 25, 2027*	1,759
232	PropTech Investment Corp. II, Expiration Date: December 31, 2027*	234
1,843	PTK Acquisition Corp., Expiration Date: December 31, 2025*	1,003
887	Recharge Acquisition Corp., Expiration Date: October 5, 2027*	685
375	RedBall Acquisition Corp., Expiration Date: August 17, 2022*,7	510
175	Roth Ch Acquisition II Co., Expiration Date: September 16, 2025*	222
1,389	Sandbridge Acquisition Corp., Expiration Date: September 14, 2027*	1,410
62	SC Health Corp., Expiration Date: August 21, 2024*,7	117
117	ScION Tech Growth I, Expiration Date: November 1, 2025*,7	102
1,039	Seven Oaks Acquisition Corp., Expiration Date: December 22, 2025*	945
33	Spartan Acquisition Corp. II, Expiration Date: November 28, 2025*	60
1,833	Sports Entertainment Acquisition Corp., Expiration Date: October 30, 2025*	2,016
452	Sustainable Opportunities Acquisition Corp., Expiration Date: June 26, 2025*,7	407
948	Tastemaker Acquisition Corp., Expiration Date: December 31, 2025*	552
709	Tekkorp Digital Acquisition Corp., Expiration Date: October 26, 2027*,7	674
527	Thayer Ventures Acquisition Corp., Expiration Date: January 1, 2030*	316
1,001	Tuscan Holdings Corp. II, Expiration Date: July 16, 2025*	801
1,990	Union Acquisition Corp. II, Expiration Date: April 1, 2025*,7	1,353
1,990	Ventoux CCM Acquisition Corp., Expiration Date: September 30, 2025*	876
1,006	Vincerx Pharma, Inc., Expiration Date: December 24, 2025*	4,064
1,475	Vistas Media Acquisition Co., Inc., Expiration Date: August 1, 2026*	914
1,805	Viveon Health Acquisition Corp., Expiration Date: December 31, 2027*	687
709	Yellowstone Acquisition Co., Expiration Date: October 21, 2025*	567
1,319	Yunhong International, Expiration Date: January 31, 2027*,7	673
484	Zanite Acquisition Corp, Expiration Date: October 8, 2025*	610
	TOTAL WARRANTS
	(Cost $0)	67,880
	SHORT-TERM INVESTMENTS – 7.8%
9,529,527	Morgan Stanley Institutional Liquidity Fund – Government Portfolio – Institutional Class, 0.026%9	9,529,527
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $9,529,527)	9,529,527

The Relative Value Fund
SCHEDULE OF INVESTMENTS — Continued
As of March 31, 2021

Number of Shares		Value
	TOTAL INVESTMENTS – 100.1% (Cost $114,309,854)	$121,505,286
	Liabilities in Excess of Other Assets – (0.1)%	(105,681)
	TOTAL NET ASSETS – 100.0%	$121,399,605
	SECURITIES SOLD SHORT – (1.2)%
	COMMON STOCKS – (0.1)%
	AEROSPACE/DEFENSE – 0.0%
(11)	Teledyne Technologies, Inc.*	(4,550)
	ELECTRONIC COMPONENTS-SEMICONDUCTOR – 0.0%
(127)	Advanced Micro Devices, Inc.*	(9,970)
(101)	Marvell Technology Group Ltd.7	(4,947)
		(14,917)
	ENTERPRISE SOFTWARE/SERVICE – 0.0%
(28)	Salesforce.com, Inc.*	(5,932)
	INSURANCE BROKERS – (0.1)%
(94)	Aon PLC – Class A7	(21,630)
	REITS-MORTGAGES – 0.0%
(1,214)	Ready Capital Corp. – REIT	(16,292)
	SEMICON COMPONENTS-INTEGRATED CIRCUITS – 0.0%
(67)	Analog Devices, Inc.	(10,390)
	TOTAL COMMON STOCKS (Proceeds $74,567)	(73,711)
	EXCHANGE-TRADED FUNDS – (1.1)%
(1,606)	Energy Select Sector SPDR Fund – ETF	(78,790)
(37,050)	Invesco Senior Loan ETF	(819,917)
(3,793)	iShares iBoxx High Yield Corporate Bond ETF	(330,674)
(1,000)	SPDR Bloomberg Barclays High Yield Bond ETF	(108,800)
	TOTAL EXCHANGE-TRADED FUNDS (Proceeds $1,334,158)	(1,338,181)
	TOTAL SECURITIES SOLD SHORT (Proceeds $1,408,725)	$(1,411,892)

ETF – Exchange-Traded Fund
LLC – Limited Liability Company
LP – Limited Partnership
PLC – Public Limited Company
REIT – Real Estate Investment Trust
REMIC – Real Estate Mortgage Investment Conduit
US – United States
* Non-income producing security.
1 All or a portion of this security is segregated as collateral for securities sold short and written options contracts. The market value of the securities pledged as collateral was $2,260,296, which represents 1.86% of total net assets of the Fund.
2 Callable.
3 Variable rate security, upon which the interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

The Relative Value Fund
SCHEDULE OF INVESTMENTS — Continued
As of March 31, 2021

4 Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $22,313,168, which represents 18.38% of total net assets of the Fund.
5 Floating rate security, upon which the interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
6 Level 3 securities fair valued under procedures established by the Board of Trustees, represents 12.60% of Net Assets. The total value of these securities is $15,293,120.
7 Foreign security denominated in U.S. Dollars.
8 Convertible security.
9 The rate is the annualized seven-day yield at period end.
10 Payment-in-kind interest is generally paid by issuing additional par of the security rather than paying cash.
See accompanying Notes to Financial Statements.

THE RELATIVE VALUE FUND
SCHEDULE OF INVESTMENTS — Continued
March 31, 2021

Securities With Restrictions On Redemptions	Redemptions Permitted	Redemption Notice Period	Cost	Fair Value	Original Acquisition Date
Bailard Real Estate Investment Trusta	Quarterly	30 Days	$7,400,000	$7,223,017	1/1/2019
DSC Meridian Credit Opportunities Onshore Fund LPa	Quarterlyb	65 Days	2,700,000	3,301,569	10/1/2018
Linden Investors LPa	Quarterlyc	65 Days	2,700,000	3,956,332	10/1/2018
Pender Capital Asset Based Lending Fund I, L.P.a	Quarterly	90 Days	832,073	832,072	8/16/2019
Pomona Investment Fund	Quarterly	75 Days	9,616,015	11,638,655	10/1/2018
ShoreBridge Point72 Select, LLCa	Quarterlyb	55 Days	3,450,000	3,874,098	5/1/2019
Walleye Opportunities Fund LPa	Monthlyc	45 Days	3,425,000	4,469,275	12/1/2018
Whitebox Asymmentric Opportunities Fund, LPa	Quarterlyc	60 Days	312,580	272,690	10/1/2018
Totals			$30,435,668	$35,567,708

a Securities generally offered in private placement transactions and as such are illiquid and generally restricted as to resale.
b The Private Investment Fund can institute a gate provision on redemptions at the investor level of 25% of the fair value of the investment in the Private Investment Fund.
c The Private Investment Fund can institute a gate provision on redemptions at the fund level of 20 – 25% of the fair value of the investment in the Private Investment Fund.
See accompanying Notes to Schedule of Investments.

The Relative Value Fund
SUMMARY OF INVESTMENTS*
As of March 31, 2021

Security Type/Sector	Percent of Total Net Assets
Asset-Backed Securities	16.9%
Bank Loans	10.8%
Closed-End Funds	33.3%
Collateralized Mortgage Obligations	2.9%
Common Stocks
Financials	1.7%
Technology	0.1%
Health Care	0.0%
Utilities	0.0%
Total Common Stocks	1.8%
Corporate Bonds
Financials	0.3%
Total Corporate Bonds	0.3%
Exchange-Traded Debt Securities	0.4%
Mutual Funds	5.4%
Private Investment Funds	19.7%
Rights	0.0%
U.S. Treasury Bonds
Governments	0.1%
Total U.S. Treasury Bonds	0.1%
Units
Financials	0.6%
Warrants	0.1%
Short-Term Investments	7.8%
Total Investments	100.1%
Liabilities in Excess of Other Assets	(0.1)%
Total Net Assets	100.0%

*This table does not include securities sold short. Please refer to the Schedule of Investments for information on securities sold short.
See accompanying Notes to Financial Statements.

The Relative Value Fund
STATEMENT OF ASSETS AND LIABILITIES
As of March 31, 2021

Assets:
Investments, at value (cost $114,309,854)	$121,505,286
Cash	2,352
Cash deposited with broker	1,586,264
Receivables:
Investment securities sold	5,030
Fund shares sold	388,070
Dividends and interest	564,513
Investments purchased in advance	2,500,000
Prepaid expenses	126,541
Total assets	126,678,056
Liabilities:
Securities sold short, at value (proceeds $1,408,725)	1,411,892
Payables:
Investment securities purchased	374,525
Fund shares redeemed	3,365,055
Advisory fees	57,428
Auditing fees	35,275
Dividends and interest on securities sold short	1,791
Accrued other expenses	32,485
Total liabilities	5,278,451
Net Assets	$121,399,605
See accompanying Notes to Financial Statements.

The Relative Value Fund
STATEMENT OF ASSETS AND LIABILITIES — Continued
As of March 31, 2021

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$115,131,335
Total distributable earnings	6,268,270
Net Assets	$121,399,605
Maximum Offering Price per Share:
CIA Class Shares:
Net assets applicable to shares outstanding	$121,399,605
Shares of common stock issued and outstanding	4,559,772
Net asset value per share	$26.62
See accompanying Notes to Financial Statements.

The Relative Value Fund
STATEMENT OF OPERATIONS
For the Fiscal Year Ended March 31, 2021

Investment Income:
Dividends	$1,813,077
Interest	3,488,004
Total investment income	5,301,081
Expenses:
Advisory fees	449,488
Fund services expense	138,836
Legal fees	103,416
Registration fees	45,587
Auditing fees	40,684
Dividends on securities sold short	36,604
Interest expense (see Note 10)	33,715
Shareholder reporting fees	30,453
Trustees’ fees and expenses	29,000
Excise tax expense	23,564
Interest on securities sold short	23,504
Chief Compliance Officer fees	22,428
Miscellaneous	15,035
Insurance fees	13,184
Total expenses	1,005,498
Advisory fees waived and other expenses absorbed	(34,167)
Net expenses	971,331
Net investment income	4,329,750
Realized and Unrealized Gain (Loss) on Investments, Securities Sold Short, and Warrants
Net realized gain (loss) on:
Investments	(267,217)
Securities sold short	(1,372)
Net realized loss	(268,589)
Net change in unrealized appreciation/depreciation on:
Investments	17,111,990
Securities sold short	(69,739)
Net change in unrealized appreciation/depreciation	17,042,251
Net realized and unrealized gain on investments, securities sold short and warrants	16,773,662
Net Increase in Net Assets from Operations	$21,103,412
See accompanying Notes to Financial Statements.

The Relative Value Fund
STATEMENT OF CHANGES IN NET ASSETS

	For the Year Ended March 31, 2021	For the Year Ended March 31, 2020
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$4,329,750	$1,738,173
Net realized gain (loss) on investments, securities sold short, and warrants	(268,589)	612,600
Net change in unrealized appreciation/depreciation on investments, securities sold short, and warrants	17,042,251	(9,711,181)
Net increase (decrease) in net assets resulting from operations	21,103,412	(7,360,408)
Distributions to Shareholders:
Distributions:
CIA Class	(5,502,728)	(1,816,644)
From return of capital
CIA Class	−	(35,787)
Total distributions to shareholders	(5,502,728)	(1,852,431)
Capital Transactions:
Net proceeds from shares sold:
CIA Class	52,444,571	59,005,950
Reinvestment of distributions:
CIA Class	1,014,971	625,696
Cost of shares redeemed:
CIA Class	(11,229,077)	(4,046,570)
Net increase in net assets from capital transactions	42,230,465	55,585,076
Total increase in net assets	57,831,149	46,372,237
Net Assets:
Beginning of period	63,568,456	17,196,219
End of period	$121,399,605	$63,568,456
Capital Share Transactions:
Shares sold:
CIA Class	2,100,333	2,321,152
Shares reinvested:
CIA Class	41,251	24,493
Shares redeemed:
CIA Class	(441,858)	(169,738)
Net increase in capital share transactions	1,699,726	2,175,907
See accompanying Notes to Financial Statements.

The Relative Value Fund
STATEMENT OF CASH FLOWS
For the Fiscal Year Ended March 31, 2021

Increase (Decrease) in Cash:
Cash flows provided by (used for) operating activities:
Net increase in net assets resulting from operations	$21,103,412
Adjustments to reconcile net increase in net assets from operations to net cash used for operating activities:
Purchases of long-term portfolio investments	(71,623,201)
Sales of long-term portfolio investments	35,780,117
Proceeds from securities sold short	1,745,814
Cover short securities	(923,249)
Purchases of short-term investments, net	(4,186,792)
Return of capital dividends received	1,125,704
Increase in cash deposited with broker for securities sold short	(895,229)
Increase in dividends and interest receivable	(218,060)
Increase in Investments purchased in advance	(2,500,000)
Decrease in due from Advisor	2,561
Increase in prepaid expenses	(100,689)
Decrease in prepaid organization and offering costs	210
Increase in advisory fees	57,428
Increase in dividends and interest on securities sold short	268
Decrease in accrued expenses	(10,393)
Net amortization on investments	(134,615)
Net realized loss	176,283
Net change in unrealized appreciation/depreciation	(17,042,251)
Net cash used for operating activities	(37,642,682)
Cash flows provided by (used for) financing activities:
Proceeds from shares sold	52,730,426
Cost of shares redeemed	(10,610,087)
Dividends paid to shareholders, net of reinvestments	(4,487,757)
Net cash provided by financing activities	37,632,582
Net decrease in cash	(10,100)
Cash:
Beginning of period	12,452
End of period	$2,352
Non-cash financing activities not included herein consist of $1,014,971 of reinvested dividends.
See accompanying Notes to Financial Statements.

The Relative Value Fund
FINANCIAL HIGHLIGHTS
CIA Class

Per share operating performance.
For a capital share outstanding throughout each period.
	For the Year Ended March 31,			For The Period June 12, 2017* Through March 31, 2018
	2021	2020	2019
Net asset value, beginning of period	$22.23	$25.14	$24.77	$25.00
Income from Investment Operations:
Net investment income1	1.19	1.01	0.86	0.08
Net realized and unrealized gain (loss) on investments	4.73	(2.96)	(0.06)	(0.20)
Total from investment operations	5.92	(1.95)	0.80	(0.12)
Less Distributions:
From net investment income	(1.41)	(0.88)	(0.28)	(0.05)
From net realized gains	(0.12)	(0.06)	(0.15)	(0.06)
From return of capital	—	(0.02)	—	—
Total distributions	(1.53)	(0.96)	(0.43)	(0.11)
Redemption fee proceeds1	—	—	—	—
Net asset value, end of period	$26.62	$22.23	$25.14	$24.77
Total return	22.75%	(4.89)%	3.28%	(0.50)%2
Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$121,400	$63,568	$17,196	$12,595
Ratio of expenses to average net assets:
(including dividends, interest on securities sold short, excise tax, and interest expense)
Before fees waived4,5	1.12%	1.36%	5.28%	6.89%3
After fees waived4,5	1.08%	1.05%	2.35%	2.45%3
Ratio of net investment income to average net assets:
(including dividends, interest on securities sold short, excise tax, and interest expense)
Before fees waived	4.78%	3.66%	0.49%	(4.05)%3
After fees waived	4.82%	3.97%	3.42%	0.39%3
Portfolio turnover rate	43%	48%	374%	264%2

* Commencement of operations.
1 Based on average shares outstanding for the period.
2 Not annualized.
3 Annualized.
4 If dividends and interest on securities sold short had been excluded, the expense ratios would have been lowered by 0.07%, 0.10%, 0.43%, and 0.50% for the years ended March 31, 2021, 2020 and 2019, and period ended March 31, 2018 respectively.
5 If excise tax and interest expense had been excluded, the expense ratios would have been lowered by 0.06%, for the year ended March 31, 2021.
See accompanying Notes to Financial Statements.

The Relative Value Fund
Notes to Financial Statements
March 31, 2021

Note 1 — Organization
The Relative Value Fund (the “Fund”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”), as a non-diversified, closed-end management investment company. The Fund operates as an interval fund. The Fund operates under an Agreement and Declaration of Trust dated November 23, 2016 (the “Declaration of Trust”). The Fund seeks to achieve long-term capital appreciation by pursuing positive absolute returns across market cycles. In pursuing its objective, the Fund seeks to generate attractive long-term returns with low sensitivity to traditional equity and fixed-income indices. The Fund uses a “multi-manager” approach whereby all or a portion the Fund’s assets are allocated to one or more sub-advisers, in percentages determined at the discretion of Vivaldi Asset Management, LLC the (“Investment Manager”). In pursuing the Fund’s strategies, the Investment Manager and Sub-Advisers (as defined in Note 3) may invest directly in individual securities or through closed-end and open-end registered investment companies, private investment funds and other investment vehicles that invest or trade in a wide range of investments. The Fund commenced investment operations on June 12, 2017.
The SEC granted the Fund an exemptive order on November 21, 2017 permitting the Fund to offer multiple classes of shares. The Fund offers two classes of shares, Advisor Class Shares and CIA Class Shares. Only the CIA Class of shares has been issued as of March 31, 2021.
The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative shares outstanding. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights with respect to that distribution plan.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services — Investment Companies.”
Note 2 — Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.
(a) Valuation of Investments
The Fund’s Valuation Committee oversees the valuation of the Fund’s investments on behalf of the Fund. The Board of Trustees of the Fund (the “Board”) has approved valuation procedures for the Fund (the “Valuation Procedures”). Securities traded on one or more of the U.S. national securities exchanges, the Nasdaq Stock Market or any foreign stock exchange will be valued at the last sale price or the official closing price on the exchange or system where such securities are principally traded for the business day as of the relevant determination date. If no sale or official closing price of particular securities is reported on a particular day, the securities will be valued at the closing bid price for securities held long, or the closing ask price for securities held short, or if a closing bid or ask price, as applicable, is not available, at either the exchange or system-defined closing price on the exchange or system in which such securities are principally traded. Over-the-counter securities not quoted on the Nasdaq Stock Market will be valued at the last sale price on the relevant determination date or, if no sale occurs, at the last bid price, in the case of securities held long, or the last ask price, in the case of securities held short, at the time net asset value is determined. Equity securities for which no prices

The Relative Value Fund
Notes to Financial Statements — Continued
March 31, 2021

are obtained under the foregoing procedures, including those for which a pricing service supplies no exchange quotation or a quotation that is believed by the Investment Manager or a Sub-Adviser (as defined in Note 3) not to reflect the market value, will be valued at the bid price, in the case of securities held long, or the ask price, in the case of securities held short, supplied by one or more dealers making a market in those securities or one or more brokers, in accordance with the Valuation Procedures. Futures index options will be valued at the mid-point between the last bid price and the last ask price on the relevant determination date at the time net asset value is determined. The mid-point of the last bid and the last ask is also known as the “mark”.
Fixed-income securities with a remaining maturity of sixty (60) days or more for which accurate market quotations are readily available will normally be valued according to the mean between the last available bid and ask price from a recognized pricing service. Fixed-income securities for which market quotations are not readily available or are believed by the Investment Manager or a Sub-Adviser not to reflect market value will be valued based upon broker-supplied quotations in accordance with the Valuation Procedures, provided that if such quotations are unavailable or are believed by the Investment Manager or a Sub-Adviser not to reflect market value, such fixed-income securities will be valued at fair value in accordance with the Valuation Procedures, which may include the utilization of valuation models that take into account spread and daily yield changes on government securities in the appropriate market (e.g., matrix pricing). High quality investment grade debt securities (e.g., treasuries, commercial paper, etc.) with a remaining maturity of sixty (60) days or less are valued by the Investment Manager or a Sub-Adviser at amortized cost, which the Board has determined to approximate fair value. All other instruments held by the Fund will be valued in accordance with the Valuation Procedures.
If no price is obtained for a security in accordance with the foregoing, because either an external price is not readily available or such external price is believed by the Investment Manager or a Sub-Adviser not to reflect the market value, the Valuation Committee will make a determination in good faith of the fair value of the security in accordance with the Valuation Procedures. In general, fair value represents a good faith approximation of the current value of an asset and will be used when there is no public market or possibly no market at all for the asset. The fair values of one or more assets may not be the prices at which those assets are ultimately sold and the differences may be significant.
The Fund will generally value shares of exchange traded funds (“ETFs”) at the last sale price on the exchange on which the ETF is principally traded. The Fund will generally value shares of open-end investment companies and closed-end investment companies that do not trade on one or more of the U.S. national securities exchanges at their respective daily closing net asset values.
The Fund will generally value private investment funds in accordance with the value determined as of such date by each private investment fund in accordance with the private investment fund’s valuation policies and reported at the time of the Fund’s valuation. As a general matter, the fair value of the Fund’s interest in a private investment fund will represent the amount that the Fund could reasonably expect to receive from the private investment fund if the Fund’s interest was redeemed at the time of valuation, based on information reasonably available at the time the valuation is made and that the Fund believes to be reliable. In the event that the private investment fund does not report a value to the Fund on a timely basis, the Fund will determine the fair value of such private investment fund based on the most recent final or estimated value reported by the private investment fund, as well as any other relevant information available at the time the Fund values its portfolio. Using the nomenclature of the hedge fund industry, any values reported as “estimated” or “final” values are expected to reasonably reflect market values of securities when available or fair value as of the Fund’s valuation date. A substantial amount of time may elapse between the occurrence of an event necessitating the pricing of Fund assets and the receipt of valuation information from the underlying manager of a private investment fund.

The Relative Value Fund
Notes to Financial Statements — Continued
March 31, 2021

(b) Foreign Currency Translation
The Fund’s records are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period. The currencies are translated into U.S. dollars by using the exchange rates quoted as of 4:00 PM Eastern Standard Time. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.
The Fund does not isolate that portion of its net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices. Such fluctuations are included with net realized and unrealized gains or losses from investments and foreign currency.
Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency translation gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.
(c) Short Sales
Short sales are transactions in which the Fund sells a security it does not own in anticipation of a decline in the value of that security. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. When a security is sold short, a decrease in the value of the security will be recognized as a gain and an increase in the value of the security will be recognized as a loss, which is potentially limitless. Until the security is replaced, the Fund is required to pay the lender amounts equal to dividend or interest that accrue during the period of the loan, which is recorded as an expense. To borrow the security, the Fund also may be required to pay a premium or an interest fee, which are recorded as interest expense. Cash or securities are segregated for the broker to meet the necessary margin requirements. To the extent the Fund sells securities short, it will provide collateral to the broker-dealer and/or will maintain additional asset coverage in the form of cash, U.S. government securities or other liquid securities with its custodian in a segregated account as required by each respective broker-dealer. The Fund is subject to the risk that it may not always be able to close out a short position at a particular time or at an acceptable price.
(d) Options
The Fund may write or purchase options contracts primarily to enhance the Fund’s returns or reduce volatility. In addition, the Fund may utilize options in an attempt to generate gains from option premiums or to reduce overall portfolio risk. When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as an asset or a liability and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options that expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss on investment transactions. The Fund, as a writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.

The Relative Value Fund
Notes to Financial Statements — Continued
March 31, 2021

(e) Exchange Traded Funds
ETFs typically trade on securities exchanges and their shares may, at times, trade at a premium or discount to their net asset values. In addition, an ETF may not replicate exactly the performance of the benchmark index it seeks to track for a number of reasons, including transaction costs incurred by the ETF, the temporary unavailability of certain index securities in the secondary market or discrepancies between the ETF and the index with respect to the weighting of securities or the number of securities held. Investing in ETFs, which are investment companies, may involve duplication of advisory fees and certain other expenses. As a result, Fund shareholders indirectly bear their proportionate share of these incurred expenses. Therefore, the cost of investing in the Fund will be higher than the cost of investing directly in ETFs and may be higher than other funds that invest directly in securities.
Each ETF in which the Fund invests is subject to specific risks, depending on the nature of the ETF. Each ETF is subject to the risks associated with direct ownership of the securities comprising the index on which the ETF is based. These risks could include liquidity risk, sector risk, and risks associated with fixed-income securities.
(f) Closed-end Funds (“CEFs”)
The Fund may invest in shares of CEFs. A CEF is a pooled investment vehicle that is registered under the Investment Company Act and whose shares are listed and traded on U.S. national securities exchanges. Investments in CEFs are subject to various risks, including reliance on management’s ability to meet a CEF’s investment objective and to manage a CEF’s portfolio, and fluctuation in the market value of a CEF’s shares compared to the changes in the value of the underlying securities that the CEF owns. In addition, the Fund bears a pro rata share of the management fees and expenses of each underlying CEF in addition to the Fund’s management fees and expenses, which results in the Fund’s shareholders being subject to higher expenses than if they invested directly in the CEFs.
(g) Private Investment Funds
The Fund may also invest in private investment funds (i.e., investment funds that would be investment companies but for the exemptions under Section 3(c)(1) or 3(c)(7) of the Investment Company Act) that invest or trade in a wide range of securities. When the Fund invests in securities issued by private investment funds, it will bear its pro rata portion of the private funds’ expenses. These expenses are in addition to the direct expenses of the Fund’s own operations, thereby increasing indirect costs and potentially reducing returns to Shareholders. A private investment fund in which the Fund invests has its own investment risks, and those risks can affect the value of the private investment fund’s shares and therefore the value of the Fund’s investments. There can be no assurance that the investment objective of a private investment fund will be achieved. A private investment fund may change its investment objective or policies without the Fund’s approval, which could force the Fund to withdraw its investment from such private investment fund at a time that is unfavorable to the Fund. In addition, one private investment fund may buy the same securities that another private investment fund sells. Therefore, the Fund would indirectly bear the costs of these trades without accomplishing any investment purpose.
(h) Investment Transactions, Investment Income and Expenses
Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income and expense is recorded net of applicable withholding taxes on the ex-dividend date and interest income and expense is recorded on an accrual basis. Withholding taxes on foreign dividends, if applicable, are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statement of Operations. Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Fund records a reclaim receivable based on

The Relative Value Fund
Notes to Financial Statements — Continued
March 31, 2021

a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Discounts or premiums on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method.
(i) Federal Income Taxes
The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Fund.
Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.
The Income Tax Statement requires management of the Fund to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Fund’s current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the open tax years ended December 31, 2018 to December 31, 2021, the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
(j) Distributions to Shareholders
The Fund makes monthly distributions to its shareholders equal to 5% annually of the Fund’s net asset value per Share (the “Distribution Policy”). This predetermined dividend rate may be modified by the Board from time to time. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income expense and gain (loss) items for financial statement and tax purposes.
For financial reporting purposes, dividends and distributions to Shareholders are recorded on the ex-date. If, for any distribution, investment company taxable income (which term includes net short-term capital gain), if any, and net tax-exempt income, if any, is less than the amount of this predetermined dividend rate, then assets of the Fund will be sold and the difference will generally be a tax-free return of capital from the Fund’s assets. The Fund’s final distribution for each calendar year will include any remaining investment company taxable income and net tax-exempt income undistributed during the year, as well as the remaining net capital gain realized during the year. If the total distributions made in any calendar year exceed investment company taxable income, net tax-exempt income and net capital gain, such excess distributed amount would be treated as ordinary dividend income to the extent of the Fund’s current and accumulated earnings and profits. Payments in excess of the earnings and profits would first be a tax-free return of capital to the extent of the adjusted tax basis in the Shares. After such adjusted tax basis is reduced to zero, the payment would constitute capital gain (assuming the Shares are held as capital assets). This Distribution Policy may, under certain circumstances, have certain adverse consequences to the Fund and its shareholders

The Relative Value Fund
Notes to Financial Statements — Continued
March 31, 2021

because it may result in a return of capital resulting in less of a shareholder’s assets being invested in the Fund and, over time, increase the Fund’s expense ratio. The Distribution Policy also may cause the Fund to sell a security at a time it would not otherwise do so in order to manage the distribution of income and gain.
Note 3 — Investment Advisory and Other Agreements
The Fund has entered into an Investment Advisory Agreement (the “Agreement”) with the Investment Manager. Under the terms of the Agreement, the Fund pays a monthly investment advisory fee to the Investment Manager at the annual rate of 0.50% of the Fund’s average daily net assets. Prior to March 9, 2019, the Fund paid a monthly investment advisory fee to the Investment Manager at the annual rate of 1.50% of the Fund’s average daily net assets. The Investment Manager has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expense on short sales, acquired fund fees and expenses (as determined in accordance with Form N-2), expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation) do not exceed 0.95% of the Fund’s average daily net assets for CIA Class Shares until August 1, 2022. This agreement to waive fees and/or pay for operating expenses may be terminated before that date by the Fund or the Investment Manager upon 30 days’ written notice. Prior to March 9, 2019, the Investment Manager had agreed to limit the total expenses of the Fund to 1.95% of the Fund’s average daily net assets for the CIA Class Shares.
The Fund uses a “multi-manager” approach whereby the Fund’s assets are allocated amongst the Investment Manager and one or more sub-advisers in percentages determined at the discretion of the Investment Manager. Currently, the Investment Manager has engaged RiverNorth Capital Management, LLC and Angel Oak Capital Advisors, LLC, (each, a “Sub-Adviser” and together, the “Sub-Advisers”) to manage certain assets of the Fund and pays the Sub-Advisers from its advisory fees. Pursuant to separate sub-advisory agreements, the Investment Manager (and not the Fund) has agreed to pay RiverNorth Capital Management, LLC and Angel Oak Capital Advisors, LLC a sub-advisory fee payable on a monthly basis at the annual rate of 0.80%, of their portion of the Fund’s average daily net assets for the services they provide. Prior to April 1, 2020, the Investment Manager had agreed to pay RiverNorth Capital Management, LLC a sub-advisory fee payable on a monthly basis at the annual rate of 1.00%.
For the fiscal year ended March 31, 2021, the Investment Manager waived its fees and absorbed other expenses totaling $34,167. For a period not to exceed three years from the date on which advisory fees are waived or Fund expenses absorbed by the Investment Manager, the Investment Manager may recoup amounts waived or absorbed, provided it is able to effect such recoupment and remain in compliance with (a) the limitation on Fund expenses in effect at the time of the relevant reduction in advisory fees or payment of the Fund’s expenses, and (b) the limitation on Fund expenses at the time of the recoupment. At March 31, 2021, the amount of these potentially recoverable expenses was $522,078. The Adviser may recapture all or a portion of this amount no later than March 31st of the year stated below:
2022	$352,938
2023	$134,973
2024	$34,167
Total	$522,078
Foreside Fund Services, LLC serves as the Fund’s distributor; UMB Fund Services, Inc. (“UMBFS”) serves as the Fund’s fund accountant, transfer agent and administrator; and UMB Bank, n.a., an affiliate of UMBFS, serves as the Fund’s custodian.

The Relative Value Fund
Notes to Financial Statements — Continued
March 31, 2021

A trustee and certain officers of the Fund are employees of UMBFS. The Fund does not compensate trustees and officers affiliated with the Fund’s administrator. For the fiscal year ended March 31, 2021, the Fund’s allocated fees incurred for trustees are reported on the Statement of Operations.
Vigilant Compliance, LLC provides Chief Compliance Officer (“CCO”) services to the Fund. The Fund’s allocated fees incurred for CCO services for the fiscal year ended March 31, 2021 are reported on the Statement of Operations.
Note 4 — Federal Income Taxes
At March 31, 2021, gross unrealized appreciation and depreciation of investments and short securities owned by the Fund, based on cost for federal income tax purposes, were as follows:
Cost of investments	$113,971,371
Gross unrealized appreciation	$8,289,325
Gross unrealized depreciation	(2,167,302)
Net unrealized appreciation on investments	$6,122,023
The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in securities transactions.
GAAP requires that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended December 31, 2020, permanent differences in book and tax accounting have been reclassified to paid-in capital, undistributed net investment income (loss) and accumulated realized gain (loss) as follows:
Increase (Decrease)
Paid-in Capital	Total Distributable Earnings
$157,236	$(157,236)
As of March 31, 2021, the components of accumulated earnings (deficit) on a tax basis were as follows:
Undistributed ordinary income	$157,197
Undistributed long-term capital gains	—
Tax accumulated earnings	157,197
Accumulated capital and other losses	(851,917)
Unrealized appreciation on investments	6,122,023
Total accumulated earnings	$5,427,303
The tax character of distributions paid during the year ended December 31, 2020 and December 31, 2019 were as follows:
Distribution paid from:	2020	2019
Ordinary income	$4,728,467	$1,273,602
Net long-term capital gains	436,271	—
Total taxable distributions	$5,164,738	$1,273,602
As of March 31, 2021, the Fund had $281,474 of short-term and $570,443 of long-term net capital loss carryovers.

The Relative Value Fund
Notes to Financial Statements — Continued
March 31, 2021

Note 5 — Investment Transactions
For the fiscal year ended March 31, 2021, purchases and sales of investments, excluding short-term investments, were $71,938,454 and $35,564,820, respectively. Proceeds from securities sold short and cover short securities were $1,745,814 and $910,277, respectively, for the same period.
Note 6 — Indemnifications
In the normal course of business, the Fund enters into contracts that contain a variety of representations, which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.
Note 7 — Repurchase of Shares
The Fund intends to provide a limited degree of liquidity to the Shareholders by conducting repurchase offers quarterly with a valuation date on or about March 31, June 30, September 30 and December 31 of each year. In each repurchase offer, the Fund may offer to repurchase its shares at their net asset value as determined as of approximately March 31, June 30, September 30 and December 31, of each year, as applicable (each such date, a “Valuation Date”). Each repurchase offer will be for no less than 5% of the shares outstanding, but if the value of shares tendered for repurchase exceeds the value the Fund intended to repurchase, the Fund may determine to repurchase less than the full number of shares tendered. In such event, Shareholders will have their shares repurchased on a pro rata basis, and tendering Shareholders will not have all of their tendered shares repurchased by the Fund.
The results of the repurchase offers conducted for the fiscal year ended March 31, 2021 are as follows:
	Repurchase Offer	Repurchase Offer	Repurchase Offer	Repurchase Offer
Commencement Date	May 15, 2020	August 17, 2020	December 1, 2020	March 1, 2021
Repurchase Request	June 16, 2020	September 16, 2020	December 31, 2020	March 31, 2021
Repurchase Pricing date	June 30, 2020	September 30, 2020	December 31, 2020	March 31, 2021
Net Asset Value as of Repurchase Offer Date
CIA Class	$23.75	$24.85	$25.55	$26.63
Amount Repurchased
CIA Class	$666,520	$5,195,165	$2,002,338	$3,365,055
Percentage of Outstanding Shares Repurchased
CIA Class	0.85%	5.60%*	2.01%	2.71%

* The Fund received approval from the Board of Trustees to repurchase more than the stated 5.00% stated in the Repurchase Offer. All shares were repurchased in full, not on a pro rata basis.
Note 8 — Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

The Relative Value Fund
Notes to Financial Statements — Continued
March 31, 2021

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as described below:
•
Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•
Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
In accordance with Accounting Standards Update (“ASU”) 2015-7, Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent) investments valued at the net asset value as practical expedient are no longer included in the fair value hierarchy. As such, investments in Closed-End Funds and Private Investment Funds with a fair value of $35,567,708 are excluded from the fair value hierarchy as of March 31, 2021.

The Relative Value Fund
Notes to Financial Statements — Continued
March 31, 2021

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following table summarizes the Fund’s investments that are measured at fair value by level within the fair value hierarchy as of March 31, 2021:
	Level 1	Level 2	Level 3	Total
Assets
Investments
Asset-Backed Securities	$—	$18,393,165	$2,150,000	$20,543,165
Bank Loans	—	—	13,143,120	13,143,120
Closed-End Funds	28,768,876	—	—	28,768,876
Collateralized Mortgage Obligations	—	3,503,627	—	3,503,627
Common Stocks*	2,140,176	—	—	2,140,176
Corporate Bonds**	—	307,502	—	307,502
Exchange-Traded Debt Securities Financials	411,213	53,329	—	464,542
Mutual Funds	6,579,970	—	—	6,579,970
Rights	8,137	—	—	8,137
U.S. Treasury Bonds**	—	167,601	—	167,601
Units	713,455	—	—	713,455
Warrants	67,880	—	—	67,880
Short-Term investments	9,529,527	—	—	9,529,527
Subtotal	$48,219,234	$22,425,224	$15,293,120	$85,937,578
Closed End Funds				$11,638,655
Private Investment Funds				$23,929,053
Total Investments				$121,505,286
Liabilities
Securities Sold Short
Common Stocks*	$73,711	$—	$—	$73,711
Exchange-Traded Funds	1,338,181	—	—	1,338,181
Total Securities Sold Short	$1,411,892	$—	$—	$1,411,892

* All common stocks and common stocks held short in the Fund are Level 1 securities. For a detailed break-out of common stocks and common stocks held short by major industry classification, please refer to the Schedule of Investments.
** All corporate bonds and U.S. Treasury bonds held in the Fund are Level 2 securities. For a detailed break-out of corporate bonds and U.S. Treasury bonds by major industry classification, please refer to the Schedule of Investments.

The Relative Value Fund
Notes to Financial Statements — Continued
March 31, 2021

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining value:
	Asset-Backed Securities	Bank Loans	Common Stocks
Balance as of March 31, 2020	$—	$6,269,871	$670,838
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	—	—
Total gains or losses for the period
Included in earnings (or changes in net assets)	—	(3,518,955)	(11)
Included in other comprehensive income	—	—	—
Net purchases	2,150,000	10,392,204	—
Net sales	—	—	(670,827)
Balance as of March 31, 2021	$2,150,000	$13,143,120	$—
Change in unrealized gains or losses for the period included in earnings (or changes in net assets) for assets held at the end of the reporting period	$—	$8.90	$(307.95)
The following table presents additional quantitative information about valuation methodologies and inputs used for investments that are measured at fair value and categorized within Level 3 as of March 31, 2021:
Investments	Fair Value	Valuation Technique(s)	Unobservable Input	Range of Input
Asset-Backed Securities	$2,150,000	Recent Transaction Price	Recent Transaction Price	N/A
Bank Loans	$13,143,120	Recent Transaction Price	Recent Transaction Price	N/A
Note 9 — Commitments
As of March 31, 2021, the Fund had no outstanding investment commitments to Bank Loans. The Fund had unfunded capital commitments on Private Investment Funds of $2,500,000 as of March 31, 2021.
Note 10 — Credit Agreement
The Fund has entered into a credit agreement of $10,000,000 with TriState Capital Bank. The Fund is charged interest of the LIBOR Monthly Rate for borrowing under this agreement. As compensation for holding the credit agreement available, the Fund was charged a non-refundable loan fee in the amount of $20,000.00. In accordance with ASC 835, costs incurred by the Fund in connection with the credit agreement were recorded as a prepaid expense and recognized as prepaid expenses on the Statement of Assets and Liabilities. These debt issuance costs will be amortized into interest expense over a one year period from the date of the completion of the credit agreement. The Fund did not borrow under the credit agreement during the fiscal year ended March 31, 2021.
Note 11 — Risk Factors
An investment in the Fund involves various risks. The Fund allocates assets to investment funds that invest in and actively trade securities and other financial instruments using a variety of strategies and investment techniques with significant risk characteristics, including the risks arising from the volatility of the equity, fixed income, commodity and currency markets, the risks of borrowings and short sales, the risks arising from leverage associated with trading in the equities, currencies and over-the-counter derivatives markets, the illiquidity of derivative instruments and the risk of loss from counterparty defaults.

The Relative Value Fund
Notes to Financial Statements — Continued
March 31, 2021

No guarantee or representation is made that the investment program will be successful.
In early 2020, an outbreak of a novel strain of coronavirus (COVID-19) emerged globally. This coronavirus has resulted in closing international borders, enhanced health screenings, healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general public concern and uncertainty. The impact of this outbreak has negatively affected the worldwide economy, as well as the economies of individual countries, the financial health of individual companies and the market in general in significant and unforeseen ways. The future impact of COVID-19 is currently unknown, and it may exacerbate other risks that apply to the Fund, including political, social and economic risks. Any such impact could adversely affect the Fund’s performance, the performance of the securities in which the Fund invests and may lead to losses on your investment in the Fund. The ultimate impact of COVID-19 on the financial performance of the Fund’s investments is not reasonably estimable at this time.
Note 12 — Events Subsequent to the Fiscal Period End
The Fund has adopted financial reporting rules regarding subsequent events, which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated the Fund’s related events and transactions that occurred through the date of issuance of the Fund’s financial statements.
Effective April 30, 2021, the Fund amended its Credit Agreement with TriState Capital Bank to, among other things, reduce the facility from $10,000,000 to $3,000,000.
There were no other events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Fund’s financial statements.

The Relative Value Fund
FUND MANAGEMENT (Unaudited)
March 31, 2021

The identity of the members of the Board and the Fund’s officers and brief biographical information is set forth below. The Fund’s Statement of Additional Information includes additional information about the membership of the Board.
INDEPENDENT TRUSTEES AND ADVISORY BOARD MEMBER
NAME, ADDRESS AND YEAR OF BIRTH	POSITION(S) HELD WITH THE FUND	LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS	NUMBER OF PORTFOLIOS IN FUND COMPLEX* OVERSEEN BY TRUSTEE	OTHER DIRECTORSHIPS HELD BY TRUSTEES
David G. Lee Year of Birth: 1952 c/o UMB Fund Services, Inc. 235 W. Galena St. Milwaukee, WI 53212	Chairman and Trustee	Chairman since May 2019; Trustee Since Inception	Retired (since 2012); President and Director, Client Opinions, Inc. (2003 – 2012); Chief Operating Officer, Brandywine Global Investment Management (1998 – 2002).	11	None
Robert Seyferth Year of Birth: 1952 c/o UMB Fund Services, Inc. 235 W. Galena St. Milwaukee, WI 53212	Trustee	Since Inception	Retired (since 2009); Chief Procurement Officer/Senior Managing Director, Bear Stearns/JP Morgan Chase (1993 – 2009).	11	None
Gary E. Shugrue Year of Birth: 1954 c/o UMB Fund Services, Inc. 235 W. Galena St. Milwaukee, WI 53212	Advisory Board Member	Since December 2018	Managing Director, Veritable LP (2016 – Present); Founder/ President, Ascendant Capital Partners, LP (2001 – 2015).	7	Trustee, Quaker Investment Trust (5 portfolios) (registered investment company).

The Relative Value Fund
FUND MANAGEMENT (Unaudited) — Continued
March 31, 2021

INTERESTED TRUSTEE AND OFFICERS
NAME, ADDRESS AND YEAR OF BIRTH	POSITION(S) HELD WITH THE FUND	LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS	NUMBER OF PORTFOLIOS IN FUND COMPLEX* OVERSEEN BY TRUSTEE	OTHER DIRECTORSHIPS HELD BY TRUSTEES
Terrance P. Gallagher** Year of Birth: 1958 c/o UMB Fund Services, Inc. 235 W. Galena St. Milwaukee, WI 53212	Trustee	Since June 2020	Executive Vice President and Director of Fund Accounting, Administration and Tax; UMB Fund Services, Inc. (2007 – present). President, Investment Managers Series Trust II (registered investment company) (2013 – Present); Treasurer, American Independence Funds Trust (registered investment company) (2016 – 2018); Treasurer, Commonwealth International Series Trust (registered investment company) (2010 – 2015).	11	Trustee, Investment Managers Series Trust II (13 portfolios) (registered investment company).
Michael Peck Year of Birth:1980 c/o UMB Fund Services, Inc. 235 W. Galena St. Milwaukee, WI 53212	President	Since Inception	President and Co-CIO, Vivaldi Capital Management, LLC (2012 – Present); Portfolio Manager, Coe Capital Management (2010 – 2012); Senior Financial Analyst and Risk Manager, the Bond Companies (2006 – 2008).	N/A	N/A
Chad Eisenberg Year of Birth: 1982 c/o UMB Fund Services, Inc. 235 W. Galena St. Milwaukee, WI 53212	Treasurer	Since Inception	Chief Operating Officer, Vivaldi Capital Management LLC (2012 – Present); Director, Coe Capital Management LLC (2010 – 2011).	N/A	N/A
Perpetua Seidenberg Year of Birth: 1990 c/o UMB Fund Services, Inc. 235 W. Galena St. Milwaukee, WI 53212	Chief Compliance Officer	Since June 2018	Compliance Director, Vigilant Compliance, LLC (an investment management services company) (2014 – Present); Auditor, PricewaterhouseCoopers (2012 – 2014).	N/A	N/A

The Relative Value Fund
FUND MANAGEMENT (Unaudited) — Continued
March 31, 2021

NAME, ADDRESS AND YEAR OF BIRTH	POSITION(S) HELD WITH THE FUND	LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS	NUMBER OF PORTFOLIOS IN FUND COMPLEX* OVERSEEN BY TRUSTEE	OTHER DIRECTORSHIPS HELD BY TRUSTEES
Ann Maurer Year of Birth: 1972 c/o UMB Fund Services, Inc. 235 W. Galena St. Milwaukee, WI 53212	Secretary	Since September 2018	Senior Vice President, Client Services (2017 – Present); Vice President, Senior Client Service Manager (2013 – 2017), Assistant Vice President, Client Relations Manager (2002 – 2013); UMB Fund Services, Inc.	N/A	N/A

* As of March 31, 2021, the fund complex consists of the Fund, Cliffwater Corporate Lending Fund, Infinity Core Alternative Fund, Infinity Long/Short Equity Fund, LLC, Variant Alternative Income Fund, Corbin Multi-Strategy Fund, LLC, Agility Multi-Asset Income Fund, Keystone Private Income Fund, Aspiriant Risk-Managed Real Asset Fund, Aspiriant Risk-Managed Capital Appreciation Fund, and AFA Multi-Manager Credit Fund.
** Mr. Gallagher is deemed to be an interested person of the Fund because of his affiliation with the Fund’s Administrator.

The Relative Value Fund
FUND INFORMATION (Unaudited)
March 31, 2021

Approval of the Investment Management and Sub-Advisory Agreements
At the meeting of the Board held on March 3-4, 2021, by a unanimous vote, the Board, including a majority of Trustees who are not “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act (the “Independent Trustees”), approved the continuation of the existing Investment Management Agreement between the Investment Manager and the Fund and the continuation of the existing Investment Sub-Advisory Agreements among the Investment Manager, the Fund, and, on an individual basis, each of the existing Sub-Advisers (the “Investment Sub-Advisory Agreements” and, together with the Investment Management Agreement, the “Advisory Agreements,” and, the Investment Manager and, together with the Sub-Advisers, the “Advisers”).
In advance of the March 3-4, 2021 meetings, the Independent Trustees requested and received materials from the Investment Manager and the Sub-Advisers, respectively, to assist them in considering the approval of the Advisory Agreements. The Independent Trustees reviewed reports from third parties and management about the below factors. The Board did not consider any single factor as controlling in determining whether to approve the Advisory Agreements. Nor are the items described herein all encompassing of the matters considered by the Board.
The Board engaged in a detailed discussion of the materials with management of the Advisers. The Independent Trustees then met separately with independent counsel to the Independent Trustees for a full review of the materials. Following this session, the full Board reconvened and after further discussion determined that the information presented provided a sufficient basis upon which to approve the Advisory Agreements.
NATURE, EXTENT AND QUALITY OF SERVICES
The Board reviewed and considered the nature and extent of the investment advisory services provided by the Investment Manager to the Fund under the Investment Management Agreement and provided by each of the Sub-Advisers to the Fund under the existing Sub-Advisory Agreements, including the selection of Fund investments. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Advisers including, among other things, providing office facilities, equipment, and personnel. The Board also reviewed and considered the qualifications of the portfolio managers and other key personnel of the Advisers who provide the investment advisory and administrative services to the Fund. The Board determined that the Advisers’ portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board also took into account the Advisers’ compliance policies and procedures, including the procedures used to determine the value of the Fund’s investments. The Board concluded that the overall quality of the advisory and administrative services provided to the Fund by the Advisers was satisfactory.
PERFORMANCE
The Board considered the investment performance of the Advisers. The Board also considered the overall performance of the Fund, noting that the Fund was not immune to the market selloff during the beginning of the year, but ultimately outperformed its benchmark index, the ICE BofAML U.S, 3-Month Treasury Bill Index, for the one-year period ended December 31, 2020.
FEES AND EXPENSES RELATIVE TO COMPARABLE FUNDS MANAGED BY OTHER INVESTMENT MANAGERS
The Board reviewed the advisory fee rate and total expense ratio of the Fund, noting that the Investment Manager pays the Sub-Advisers from its fee. The Board compared the investment management and sub-advisory fees for the Fund and expense ratio for the Fund with various comparative data, including reports on the advisory fees and expenses of other comparable funds and other funds managed by the Investment Manager, and advisory fee information with respect to other

The Relative Value Fund
FUND INFORMATION (Unaudited) — Continued
March 31, 2021

funds managed by each Sub-Adviser. The Board noted that the Investment Manager has contractually agreed to limit total annual operating expenses. The Board concluded that the Fund’s investment management and sub-advisory fees were reasonable and satisfactory in light of the services provided.
BREAKPOINTS AND ECONOMIES OF SCALE
The Board reviewed the structure of the Fund’s investment management under the Advisory Agreements. The Board considered the Fund’s investment management fees and the fees paid by the Investment Manager to each of the Sub-Advisers and concluded that the fees were reasonable and satisfactory in light of the services provided. The Board also determined that although the Fund continued to grow, given the Fund’s current size, economies of scale were not present at this time.
PROFITABILITY OF INVESTMENT MANAGER AND AFFILIATES
The Board considered and reviewed information concerning the costs incurred and profits realized by the Investment Manager from its relationships with the Fund under the Advisory Agreement. The Board also reviewed the Advisers’ financial condition, noting that the financial condition of each appeared stable and that the Investment Manager as a whole was profitable and expected to grow as net assets continued to increase. The Board determined that the investment management fee, the sub-advisory fees and the compensation paid to the Investment Manager and each of the Sub-Advisers were reasonable, and the financial condition of each was adequate.
ANCILLARY BENEFITS AND OTHER FACTORS
The Board also discussed other benefits received by the Advisers from their management of the Fund including, without limitation, the ability to market their advisory services for similar products. The Board noted that the Advisers do not have affiliations with the Fund’s transfer agent, fund accountant, custodian, or distributor and therefore they do not derive any benefits from the relationships these parties may have with the Fund. The Board concluded that the investment management and sub-advisory fees were reasonable in light of the fall-out benefits to the Advisers.
GENERAL CONCLUSION
Based on its consideration of all factors that it deemed material, and assisted by the advice of its counsel, the Board concluded it would be in the best interest of the Fund and its shareholders to renew the Investment Management Agreement and each Investment Sub-Advisory Agreement.

The Relative Value Fund
FUND INFORMATION (Unaudited) — Continued
March 31, 2021

	TICKER	CUSIP
The Relative Value Fund – CIA Class Shares	VFLEX	75943J100
Proxy Voting Policies and Procedures
A description of the Fund’s proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Fund at (877) 779-1999 or on the SEC website at www.sec.gov.
Proxy Voting Record
Information regarding how the Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling the Fund at (877) 779-1999 or by accessing the Fund’s Form N-PX on the SEC’s website at www.sec.gov.
Availability of Quarterly Portfolio Schedules
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT is available on the SEC website at www.sec.gov. or without charge and upon request by calling the Fund at (877) 779-1999.
Qualified Dividend Income
For the year ended December 31, 2020, 12.21% of dividends to be paid from net investment income, including short term capital gains from the Fund (if any), are designated as qualified dividend income.
Corporate Dividends Received Deduction
For the year ended December 31, 2020, 11.50% of the dividends to be paid from net investment income, including short-term capital gains from the Fund (if any), are designated as dividends received deduction available to corporate shareholders.
Capital Gain
For the year ended December 31, 2020, the Fund designates $436,271 as long-term capital gain distributions.
The Relative Value Fund
235 West Galena Street
Milwaukee, WI 53212
Toll Free: (877) 779-199

ITEM 1.(b)   Not applicable.

ITEM 2. CODE OF ETHICS.

(a)  The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(c)  There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

(d) The registrant has not granted any waivers, during the period covered by this report, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item’s instructions.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

As of the end of the period covered by the report, the registrant’s board of trustees has determined that Mr. David G. Lee and Mr. Robert Seyferth are qualified to serve as the audit committee financial experts serving on its audit committee and that they are “independent,” as defined by Item 3 of Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Audit Fees

_________

(a)  The aggregate fees billed for the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements are $37,500 for 2020 and $37,500 for 2021.

Audit-Related Fees

____________

(b)  The aggregate fees billed for the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item are $0 for 2020 and $0 for 2021. The fees listed in item 4 (b) are related to out-of-pocket expenses in relation to the annual audit of the registrant.

Tax Fees

_______

(c)  The aggregate fees billed for the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $6,250 for 2020 and $6,500 for 2021.

All Other Fees

_________

(d)  The aggregate fees billed for the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 for 2020 and $0 for 2021.

(e)(1)  Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

The Registrant’s Audit Committee must pre-approve the audit and non-audit services of the Auditors prior to the Auditor’s engagement.

(e)(2)  The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

(b) 0%

(c) 0%

(d) 0%

(f)  The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the fiscal period April 1, 2020 through March 31, 2021 that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was less than fifty percent.

(g)  The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $0 for 2020 and $0 for 2021.

(h)  The registrant’s audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a) Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b) Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Vivaldi Asset Management, LLC

Proxy Policy and Procedure

INTRODUCTION

Vivaldi Asset Management, LLC (“Vivaldi”) acts as either the advisor or sub-advisor to a number of registered investment companies (the “Funds”). In accord with Rule 206(4)-6 of the Investment Advisers Act of 1940, as amended, Vivaldi has adopted the following policies and procedures to provide information on Vivaldi’s proxy policy generally as well as on procedures for each of the Funds specifically (the “Proxy Policy and Procedure”). These policies and procedures apply only to Vivaldi. Investment managers engaged as sub-advisors for one of the Funds are required to vote proxies in accord with their own policies and procedures and any applicable management agreements.

GENERAL GUIDELINES

Vivaldi’s Proxy Policy and Procedure is designed to ensure that proxies are voted in a manner (i) reasonably believed to be in the best interests of the Funds and their shareholders1 and (ii) not affected by any material conflict of interest. Vivaldi considers shareholders’ best economic interests over the long term (i.e. addresses the common interest of all shareholders over time). Although shareholders may have differing political or social interests or values, their economic interest is generally uniform.

Vivaldi has adopted voting guidelines to assist in making voting decisions on common issues. The guidelines are designed to address those securities in which the Funds generally invest and may be revised in Vivaldi’s discretion. Any non-routine matters not addressed by the proxy voting guidelines are addressed on a case-by-case basis, taking into account all relevant facts and circumstances at the time of the vote, particularly where such matters have a potential for major economic impact on the issuer’s structure or operations. In making voting determinations, Vivaldi typically will rely on the individual portfolio managers who invest in and track particular companies as they are the most knowledgeable about, and best suited to make decisions regarding, particular proxy matters. In addition, Vivaldi may conduct research internally and/or use the resources of an independent research consultant. Vivaldi may also consider other materials such as studies of corporate governance and/or analyses of shareholder and management proposals by a certain sector of companies and may engage in dialogue with an issuer’s management.

Vivaldi acknowledges its responsibility to identify material conflicts of interest related to voting proxies. Vivaldi’s employees are required to disclose to the Chief Compliance Officer any personal conflicts, such as officer or director positions held by them, their spouses or close relatives, in any publicly traded company. Conflicts based on business relationships with Vivaldi, any affiliate or any person associated with Vivaldi will be considered only to the extent that Vivaldi has actual knowledge of such relationships. Vivaldi then takes appropriate steps to address identified conflicts. Typically, in those instances when a proxy vote may present a conflict between the interests of the Fund, on the one hand, and Vivaldi’s interests or the interests of a person affiliated with Vivaldi on the other, Vivaldi will abstain from making a voting decision and will document the decision and reasoning for doing so.

In some cases, the cost of voting a proxy may outweigh the expected benefits. For example, casting a vote on a foreign security may involve additional costs such as hiring a translator or traveling to the foreign country to vote the security in person. Vivaldi may abstain from voting a proxy if the effect on shareholders’ economic interests or the value of the portfolio holding is indeterminable or insignificant.

In certain cases, securities on loan as part of a securities lending program may not be voted. Nothing in the proxy voting policies shall obligate Vivaldi to exercise voting rights with respect to a portfolio security if it is prohibited by the terms of the security or by applicable law or otherwise.

Vivaldi will not discuss with members of the public how they intend to vote on any particular proxy proposal.

1 Actions taken in accord with the best interests of the Funds and their shareholders are those which align most closely with the Funds’ stated investment objectives and strategies

SPECIAL CONSIDERATIONS

The Funds are subject to the restrictions of Sections 12(d)(1)(A) and (B) of the Investment Company Act of 1940. Generally, these provisions require that any fund and any entity controlled by that fund (including ETFs that are registered investment companies), in the aggregate, (i) may not own more than three percent (3%) of the total outstanding voting securities of any registered open-end or closed-end investment company, including money market funds; (ii) may not own an amount greater than 5% of the fund’s total assets in the securities of any investment company; and (iii) may invest more than 10% of its total assets in the securities of other investment companies.2 Section 12(d)(1)(F) of the Act provides that the Section 12(d)(1) limitations do not apply to the securities acquired by a fund if  (i) immediately after the purchase or acquisition of not more than 3% of the total outstanding stock of such registered investment company is owned by the fund and all affiliated persons of the fund, and (ii) the fund is not proposing to offer or sell any security issued by it through a principal underwriter or otherwise at a public or offering price which includes a sales load of more than one and a half percent (1.5%). In the event that one of Funds relies upon Section 12(d)(1)(F), Vivaldi, acting on behalf of the Fund, will, when voting with respect to any investment company owned by the Fund, comply with either of the following voting restrictions:

Seek instruction from the Fund’s shareholders with regard to the voting of all proxies and vote in accordance with such instructions, or

Vote the shares held by the Fund in the same proportion as the vote of all other holders of such security.

ISS PROXYEDGE

Vivalidi has entered into a contractual relationship with Institutional Shareholder Services Inc. (“ISS”) through which ISS provides certain proxy management services to Vivaldi’s portfolio management teams. Specifically, ISS (i) provides access to the ISS ProxyExchange web-based voting and research platform to access vote recommendations, research reports, execute vote instructions and run reports relevant to Subscriber’s proxy voting environment; (ii) implements and maps Vivaldi’s designated proxy voting policies to applicable accounts and generates vote recommendations based on the application of such policies; and (iii) monitors Vivaldi’s incoming ballots, performs ballot-to-account reconciliations with Vivaldi and its third party providers to help ensure that ISS is receiving all ballots for which Vivaldi has voting rights.

ISS provides two options for how proxy ballots are executed:

1.	Implied Consent: ISS executes ballots on Vivaldi’s behalf based on policy guidelines chosen at the time Vivaldi entered into the relationship with ISS.

2.	Mandatory Signoff: ISS is not permitted to mark or process any ballot on Vivaldi’s behalf without first receiving Vivaldi’s specific voting instructions via ProxyExchange.

Vivaldi has opted for Option 1. Implied Consent and in so doing has chosen to allow ISS to vote proxies on its behalf  “with management’s recommendations.” Vivaldi has the option however to change its vote from the “with management’s recommendations” default at any point prior to the voting deadline if the portfolio managers following the subject company determine it is in the best interests of the Funds and their shareholders to do so. In those instances when the subject company’s management has not provided a voting recommendation, Vivaldi will either vote based on its own determination of what would align most closely with the best interests of the Funds and their shareholders or will opt to allow ISS to submit an “abstain” vote on its behalf. In addition, in those limited instances when share blocking3 may apply, Vivaldi has instructed ISS not to cast a vote on Vivaldi’s behalf unless Vivaldi provides specific instructions via ProxyExchange.

2 The three percent (3%) limit is measured at the time of investment.

3 Proxy voting in certain countries requires share blocking. Shareholders wishing to vote their proxies must deposit their shares shortly before the meeting date with a designated depositary. During this blocking period, any shares held by the designated depositary cannot be sold until the meeting has taken place and the shares have been returned to Vivaldi’s custodian banks. Vivaldi generally opts not to participate in share blocking proxies given these restrictions on their ability to trade.

FUND-SPECIFIC POLICIES AND PROCEDURES

Infinity Core Alternative Fund (“ICAF”)

ICAF is a “fund of funds” that invests primarily in general or limited partnerships, funds, corporations, trusts or other investment vehicles (collectively, “Investment Funds”). While it is unlikely that ICAF will receive notices or proxies from Investment Funds (or in connection with any other portfolio securities), to the extent that ICAF does receive such notices or proxies and ICAF has voting interests in such Investment Funds, the responsibility for decisions regarding proxy voting for securities held by ICAF lies with Vivaldi as ICAF’s advisor. Vivaldi will vote such proxies in accordance with the proxy policies and procedures noted above.

ICAF will be required to file Form N-PX with its complete proxy voting record for the twelve months ended June 30th, no later than August 31st of each year. The Fund’s Form N PX filing will be available: (i) without charge, upon request, by calling 1.877.779.1999 or (ii) by visiting the SEC’s website at www.sec.gov.

All Other Funds

With the exception of the Vivaldi Merger Arbitrage Fund and First Trust Merger Arbitrage ETF, the Funds for which Vivaldi is presently either an advisor or a sub-advisor are managed by multiple internal and external portfolio management teams. As is noted above, the policies and procedures outlined within this Proxy Policy and Procedure apply to those securities being held in that portion of the Funds’ portfolios managed by a Vivaldi portfolio manager only.

Each Fund will be required to file Form N-PX annually, with its complete proxy voting record for the twelve months immediately prior to the Fund’s year-end, no later than sixty (60) days following the Fund’s year-end. The Fund’s Form N-PX filing will be available: (i) without charge, upon request, from the Fund’s administrator or (ii) by visiting the SEC’s website at www.sec.gov.

Angel Oak Capital Advisors

PROXY POLICY AND PROCEDURE

Angel Oak Capital Advisors, LLC (“Angel Oak” or the “Firm”), as a matter of policy and as a fiduciary to our Clients1,1has responsibility for voting proxies for portfolio securities consistent with the best economic interests of our Clients.

Investment advisers registered with the U.S. Securities and Exchange Commission (“SEC”), which exercise voting authority with respect to Client securities, are required by Rule 206(4)-6 of the Investment Advisers Act of 1940 to (a) adopt and implement written policies and procedures that are reasonably designed to ensure that Client securities are voted in the best interests of Clients, which must include how an adviser addresses material conflicts that may arise between an adviser’s interests and those of its Clients; (b) to disclose to Clients how they may obtain information from the adviser with respect to the voting of proxies for their securities; (c) to describe to Clients a summary of its proxy voting policies and procedures and, upon request, furnish a copy to its Clients; and (d) maintain certain records relating to the adviser’s proxy voting activities when the adviser does have proxy voting authority.

Angel Oak will vote all proxies in the best interests of Clients and in accordance with the procedures outlined below, unless otherwise mandated by investment management agreement or applicable law. Our policy includes the responsibility to monitor corporate actions, receive and vote Client proxies, and disclose any potential conflicts of interest as well as making information available to Clients about the voting of proxies for their portfolio securities and maintaining relevant and required records.

Proxy voting is an important right of shareholders and reasonable care and diligence must be undertaken to ensure that such rights are properly and timely exercised.

1 Clients of Angel Oak include: Publicly offered open-end and closed-end registered investment companies registered under the Investment Company Act of 1940 (“Registered Funds”); private investment funds organized as onshore or offshore pooled investment vehicles exempt from registration under the Investment Company Act of 1940 (“Private Funds”); and institutional and individual investors (“Separately Managed Accounts”).

Voting Procedures

•	All proxies that are sent to Clients and received by Angel Oak to vote on behalf of Clients will be logged by Angel Oak Operations personnel and provided to the portfolio manager responsible for the asset class subject to the proxy.

•	The portfolio manager will determine which Client accounts hold the security to which the proxy relates.

•	Prior to voting any proxy, the portfolio manager, in consultation with the Chief Compliance Officer (“CCO”) if necessary, will determine if there are any conflicts of interest related to the proxy. If a conflict is identified, the conflict will be addressed as outlined below.

•	Absent material conflicts, the portfolio manager will determine how Angel Oak should vote the proxy in accordance with applicable voting guidelines. Operations personnel will vote the proxy per the portfolio manager’s instructions in a timely and appropriate manner.

Voting Guidelines

•	In the absence of specific voting guidelines from the Client, Angel Oak will vote proxies in the best interests of each particular Client. Angel Oak’s policy is to vote all proxies from a specific issuer the same way for each Client absent qualifying restrictions from a Client. Clients are permitted to place reasonable restrictions on Angel Oak’s voting authority in the same manner that they may place such restrictions on the selection of account securities or other investment guidelines.

•	Angel Oak will generally vote in favor of routine corporate housekeeping proposals such as the election of directors and selection of auditors, absent conflicts of interest raised by an auditor’s non-audit services. Angel Oak will seek to maximize long-term value for Clients, protect Clients’ rights, and promote governance structures and practices that reinforce the accountability of corporate management and boards of directors to shareholders.

•	Angel Oak will generally vote against proposals that cause board members to become entrenched or cause unequal voting rights.

•	In reviewing proposals, Angel Oak will further consider the opinion of management as well as the effect of the proposal on management, shareholder value, and the issuer’s business practices.

•	In certain circumstances, Angel Oak may refrain from voting where the economic or other opportunity cost of voting a company’s proxy exceeds any anticipated benefits of that proxy proposal. In each situation, the portfolio manager’s decision not to vote will be documented, reviewed by Compliance, and retained in the Firm’s books and records.

Conflicts of Interest

•	Angel Oak will identify any conflicts that exist between the interests of Angel Oak and the Client by reviewing the relationship of Angel Oak with the issuer of each security to determine if Angel Oak or any of its employees has any financial, business, or personal relationship with the issuer.

•	If a material conflict of interest exists, the CCO will disclose the conflict to the affected Client(s), to give the Client(s) an opportunity to vote the proxies themselves, or to address the voting issue through other objective means such as voting in a manner consistent with a predetermined voting policy or receiving an independent third-party voting recommendation.

•	Angel Oak will maintain a record of the voting resolution of any conflict of interest.

Client Requests for Information

•	All Client requests for information regarding proxy votes, or policies and procedures, received by any employee should be forwarded to the CCO.

•	In response to any request, the CCO will prepare a written response to the Client with the information requested, and as applicable will include the name of the issuer, the proposal voted upon, and how Angel Oak voted the Client’s proxy with respect to each proposal about which the Client inquired.

Use of Third-Party Proxy Advisory Services

The SEC has noted that registered investment advisers may prove that proxies were voted in the best interest of their clients by casting votes based on recommendations of independent third-parties. Currently, Angel Oak predominantly trades fixed-income products which generally have little to no voting authority and therefore very few proxies are voted by Angel Oak. Given the limited level of proxies, Angel Oak has not engaged a third-party proxy advisory service. In the future, Angel Oak may engage such a service. At that time, Angel Oak would be required to vet the independence of the firm engaged to cast those votes, ascertain whether the firm has the capacity and competency to adequately analyze proxy voting issues, evaluate the staffing adequacy and quality of the firm’s personnel, and review the robustness of the firm’s policies and procedures to ensure accurate votes and mitigate conflicts of interest.

Certification

Given the limited level of proxies that Angel Oak expects to see in addition to the expectation of portfolio manager’s in-depth level of monitoring and knowledge of their issuer positions, Compliance expects portfolio managers to certify each quarter, as part of a portfolio manager certification, that all proxies, if any, for their positions have been voted in the best interest of the Clients. Compliance expects that such certification will demonstrate that Angel Oak personnel are constantly reminded of their obligations under this policy even in extended periods of little to zero proxy activities for the Firm’s positions.

Recordkeeping

Angel Oak will retain the following proxy records in accordance with the SEC’s five-year retention requirement.

•	These policies and procedures and any amendments;

•	Each proxy statement that Angel Oak receives;

•	A record of each vote that Angel Oak casts;

•	Any document Angel Oak created that was material to making a decision on how to vote proxies, or that memorializes that decision including periodic reports to the CCO or proxy committee, if applicable;

•	Any documentation of a determination that a conflict of interest exists and the resolution of that conflict; and

•	A copy of each written request from a Client for information on how Angel Oak voted such Client’s proxies, and a copy of any written response.

RiverNorth Capital Management

PROXY VOTING POLICIES AND PROCEDURES

Pursuant to the recent adoption by the Securities and Exchange Commission (the “Commission”) of Rule 206(4)-6 (17 CFR 275.206(4)-6) and amendments to Rule 204-2 (17 CFR 275.204-2) under the Investment Advisers Act of 1940 (the “Act”), it is a fraudulent, deceptive, or manipulative act, practice or course of business, within the meaning of Section 206(4) of the Act, for an investment adviser to exercise voting authority with respect to client securities, unless (i) the adviser has adopted and implemented written policies and procedures that are reasonably designed to ensure that the adviser votes proxies in the best interests of its clients, (ii) the adviser describes its proxy voting procedures to its clients and provides copies on request, and (iii) the adviser discloses to clients how they may obtain information on how the adviser voted their proxies.

In its standard investment advisory agreement, RiverNorth Capital Management, LLC (RiverNorth Capital) specifically states that it does not vote proxies and the client, including clients governed by ERISA, is responsible for voting proxies. Therefore, RiverNorth Capital will not vote proxies for these clients. However, RiverNorth Capital will vote proxies on behalf of investment company clients (“Funds”). RiverNorth Capital has instructed all custodians, other than Fund custodians, to forward proxies directly to its clients, and if RiverNorth Capital accidentally receives a proxy for any non-Fund client, current or former, the Chief Compliance Officer will promptly forward the proxy to the client. In order to fulfill its responsibilities to Funds, RiverNorth Capital (hereinafter “we” or “our”) has adopted the following policies and procedures for proxy voting with regard to companies in any Fund’s investment portfolios.

KEY OBJECTIVES

The key objectives of these policies and procedures recognize that a company’s management is entrusted with the day-to-day operations and longer term strategic planning of the company, subject to the oversight of the company’s board of directors. While “ordinary business matters” are primarily the responsibility of management and should be approved solely by the corporation’s board of directors, these objectives also recognize that the company’s shareholders must have final say over how management and directors are performing, and how shareholders’ rights and ownership interests are handled, especially when matters could have substantial economic implications to the shareholders.

Therefore, we will pay particular attention to the following matters in exercising our proxy voting responsibilities as a fiduciary for our clients:

Accountability. Each company should have effective means in place to hold those entrusted with running a company’s business accountable for their actions. Management of a company should be accountable to its board of directors and the board should be accountable to shareholders.

Alignment of Management and Shareholder Interests. Each company should endeavor to align the interests of management and the board of directors with the interests of the company’s shareholders. For example, we generally believe that compensation should be designed to reward management for doing a good job of creating value for the shareholders of the company.

Transparency. Promotion of timely disclosure of important information about a company’s business operations and financial performance enables investors to evaluate the performance of a company and to make informed decisions about the purchase and sale of a company’s securities.

DECISION METHODS

We generally believe that the individual portfolio managers that invest in and track particular companies are the most knowledgeable and best suited to make decisions with regard to proxy votes. Therefore, we rely on those individuals to make the final decisions on how to cast proxy votes.

No set of proxy voting guidelines can anticipate all situations that may arise. In special cases, we may seek insight from our managers and analysts on how a particular proxy proposal will impact the financial prospects of a company, and vote accordingly.

In some instances, a proxy vote may present a conflict between the interests of a client, on the one hand, and our interests or the interests of a person affiliated with us, on the other. In such a case, we will abstain from making a voting decision and will forward all of the necessary proxy voting materials to the client to enable the client to cast the votes.

Notwithstanding the forgoing, the following policies will apply to investment company shares owned by a Fund. Under Section 12(d)(l) of the Investment Company Act of 1940, as amended, (the “1940 Act”), a fund may only invest up to 5% of its total assets in the securities of any one investment company, but may not own more than 3% of the outstanding voting stock of any one investment company or invest more than l0% of its total assets in the securities of other investment companies. However, Section 12(d)(l)(F) of the l 940 Act provides that the provisions of paragraph 12(d)(l ) shall not apply to securities purchased or otherwise acquired by a fund if (i) immediately after such purchase or acquisition not more than 3% of the total outstanding stock of such registered investment company is owned by the fund and all affiliated persons of the fund; and (ii) the fund is not proposing to offer or sell any security issued by it through a principal underwriter or otherwise at a public or offering price which includes a sales load of more than l Y,% percent. Therefore, each Fund (or the Adviser acting on behalf of the Fund) must comply with the following voting restrictions unless it is determined that the Fund is not relying on Section 12(d)( l )(F):

•	when the Fund exercises voting rights, by proxy or otherwise, with respect to any investment company owned by the Fund, the Fund will either

o	seek instruction from the Fund’s shareholders with regard to the voting of all proxies and vote in accordance with such instructions, or

o	vote the shares held by the Fund in the same proportion as the vote of all other holders of such security.

PROXY VOTING GUIDELINES

Election of the Board of Directors

We believe that good corporate governance generally starts with a board composed primarily of independent directors, unfettered by significant ties to management, all of whose members are elected annually. We also believe that turnover in board composition promotes independent board action, fresh approaches to governance, and generally has a positive impact on shareholder value. We will generally vote in favor of non-incumbent independent directors.

The election of a company’s board of directors is one of the most fundamental rights held by shareholders. Because a classified board structure prevents shareholders from electing a full slate of directors annually, we will generally support efforts to declassify boards or other measures that permit shareholders to remove a majority of directors at any time, and will generally oppose efforts to adopt classified board structures.

Approval of Independent Auditors

We believe that the relationship between a company and its auditors should be limited primarily to the audit engagement, although it may include certain closely related activities that do not raise an appearance of impaired independence.

We will evaluate on a case-by-case basis instances in which the audit firm has a substantial non audit relationship with a company to determine whether we believe independence has been, or could be, compromised.

Equity-based compensation plans

We believe that appropriately designed equity-based compensation plans, approved by shareholders, can be an effective way to align the interests of shareholders and the interests of directors, management, and employees by providing incentives to increase shareholder value. Conversely, we are opposed to plans that substantially dilute ownership interests in the company, provide participants with excessive awards, or have inherently objectionable structural features.

We will generally support measures intended to increase stock ownership by executives and the use of employee stock purchase plans to increase company stock ownership by employees. These may include:

I . Requiring senior executives to hold stock in a company.

2. Requiring stock acquired through option exercise to be held for a certain period of time.

These are guidelines, and we consider other factors, such as the nature of the industry and size of the company, when assessing a plan’s impact on ownership interests.

Corporate Structure

We view the exercise of shareholders’ rights, including the rights to act by written consent, to call special meetings and to remove directors, to be fundamental to good corporate governance.

Because classes of common stock with unequal voting rights limit the rights of certain shareholders, we generally believe that shareholders should have voting power equal to their equity interest in the company and should be able to approve or reject changes to a company’s by- laws by a simple majority vote.

We will generally support the ability of shareholders to cumulate their votes for the election of directors.

Shareholder Rights Plans

While we recognize that there are arguments both in favor of and against shareholder rights plans, also known as poison pills, such measures may tend to entrench current management, which we generally consider to have a negative impact on shareholder value. Therefore, while we will evaluate such plans on a case by case basis, we will generally oppose such plans.

CLIENT INFORMATION

A copy of these Proxy Voting Policies and Procedures is available to our clients, without charge, upon request, by calling 1-800-646-0148. We will send a copy of these Proxy Voting Policies and Procedures within three business days of receipt of a request, by first-class mail or other means designed to ensure equally prompt delivery.

In addition, we will provide each client, without charge, upon request, information regarding the proxy votes cast by us with regard to the client’s securities.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a)(1)  Identification of Portfolio Manager(s) or Management Team Members and Description of Role of Portfolio Manager(s) or Management Team Members

The following table provides biographical information about the members of Vivaldi Asset Management, LLC (the “Investment Manager”) and RiverNorth Capital Management, LLC and Angel Oak Capital Advisors, LLC (the “Sub-Advisers”), who are primarily responsible for the day-to-day portfolio management of The Relative Value Fund as of March 31, 2021:

Name of Portfolio Management Team Member	Title	Length of Time of Service to the Fund	Business Experience During the Past 5 Years	Role of Portfolio Management Team Member
Michael Peck	President & Co-Chief Investment Officer	Since Inception	President, Co-Chief Investment Officer, and Portfolio Manager, Vivaldi Capital Management, LLC (2012 – present)	Portfolio Management
Scott Hergott	Director of Research & Co-Chief Investment Officer	Since Inception	Director of Research, Co-Chief Investment Officer, and Portfolio Manager, Vivaldi Capital Management, LLC (2013 – present)	Portfolio Management
Brian Murphy	Senior Research Analyst	Since Inception	Senior Research Analyst and Portfolio Manager, Vivaldi Capital Management, LLC (2014 – present); Director, Voyager Management, LLC (2010 – 2014)	Portfolio Management
Jeff O’Brien	Portfolio Manager	Since Inception	Portfolio Manager, Vivaldi Capital Management, LLC (2014 – present); Founder and Managing Member of Glenfinnen Capital, LLC (2000 – 2014)	Portfolio Management
Daniel Lancz	Portfolio Manager	Since Inception	Portfolio Manager, Vivaldi Capital Management, LLC (2014 – present); Director of Research, Glenfinnen Capital, LLC (2003 – 2014)	Portfolio Management
Patrick Galley	Chief Executive Officer, Chief Investment Officer, Portfolio Manager	Since inception	CIO/PM, RiverNorth Capital Management, LLC (2004-present). CEO, RiverNorth Capital Management, LLC (2020-present).	Portfolio Management
Steve O’Neill	Portfolio Manager	Since inception	PM, RiverNorth Capital Management, LLC (2007-present).	Portfolio Management
Sreeni Prabu	Managing Partner, Co-CEO, & Group Chief Investment Officer	10/26/2017	Managing Partner, Co-CEO, & Group Chief Investment Officer, Angel Oak Capital Advisors, 2009-present	Portfolio Management
Sam Dunlap	Chief Investment Officer-Public Strategies	10/26/2017	Chief Investment Officer-Public Strategies, Angel Oak Capital Advisors, 2009-present	Portfolio Management
Berkin Kologlu	Senior Portfolio Manager	10/26/2017	Senior Portfolio Manager, Angel Oak Capital Advisors, 2013-present	Portfolio Management
Colin McBurnette	Senior Portfolio Manager	10/26/2017	Senior Portfolio Manager, Angel Oak Capital Advisors, 2012-present	Portfolio Management

(a)(2)  Other Accounts Managed by Portfolio Manager(s) or Management Team Member and Potential Conflicts of Interest

The following table provides information about portfolios and accounts, other than The Relative Value Fund, for which the members of the Investment Committee of the Investment Manager and Sub-Advisers are primarily responsible for the day-to-day portfolio management as of March 31, 2021:

Name of Portfolio Management Team Member	Number of Accounts and Total Value of Assets for Which Advisory Fee is Performance-Based:			Number of Other Accounts Managed and Total Value of Assets by Account Type for Which There is No Performance-Based Fee:
Name	Registered investment companies	Other pooled investment vehicles	Other accounts	Registered investment companies	Other pooled investment vehicles	Other accounts
Michael Peck	Zero Accounts	1 account $38.9M	Zero Accounts	2 accounts $49M	2 accounts $27.2M	Zero Accounts
Scott Hergott	Zero Accounts	1 account $38.9M	Zero Accounts	2 accounts $49M	9 accounts $121M	Zero Accounts
Brian Murphy	Zero Accounts	1 account $38.9M	Zero Accounts	2 accounts $49M	10 accounts $122.2M	Zero Accounts
Jeff O’Brien	Zero Accounts	1 account $14.6M	Zero Accounts	3 accounts $610M	Zero Accounts	Zero Accounts
Daniel Lancz	Zero Accounts	1 account $14.6M	Zero Accounts	3 accounts $610M	Zero Accounts	Zero Accounts
Patrick Galley	Zero Accounts	4 accounts $788M	1 account $28M	12 accounts $4.3B	Zero Accounts	1 account $5.3M
Steve O’Neill	Zero Accounts	4 accounts $788M	1 account $28M	11 accounts $4.1B	Zero Accounts	1 account $5.3M
Sreeni Prabu	Zero Accounts	10 accounts $1.5B	Zero Accounts	6 accounts $8.3B	3 accounts $966M	Zero Accounts
Sam Dunlap	Zero Accounts	Zero Accounts	Zero Accounts	3 accounts $6.7B	1 account $939M	15 accounts $469M
Berkin Kologlu	Zero Accounts	1 account $98.1M	Zero Accounts	4 accounts $6.7B	1 account $939M	6 accounts $327M
Colin McBurnette	Zero Accounts	1 account $98.1M	Zero Accounts	4 accounts $7.8B	3 accounts $966M	3 accounts $7.9M

Conflicts of Interest

The Investment Manager, Sub-Advisers and Portfolio Managers may manage multiple funds and/or other accounts, and as a result may be presented with one or more of the following actual or potential conflicts:

The management of multiple funds and/or other accounts may result in the Investment Manager, a Sub-Adviser or Portfolio Manager devoting unequal time and attention to the management of each fund and/or other account. The Investment Manager seeks to manage such competing interests for the time and attention of a Portfolio Manager by having the Portfolio Manager focus on a particular investment discipline. Most other accounts managed by a Portfolio Manager are managed using the same investment models that are used in connection with the management of the Fund.

If the Investment Manager, a Sub-Adviser or Portfolio Manager identifies a limited investment opportunity which may be suitable for more than one fund or other account, a fund may not be able to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across all eligible funds and other accounts. To deal with these situations, the Investment Manager and Sub-Advisers have adopted procedures for allocating portfolio transactions across multiple accounts.

The Investment Manager and Sub-Advisers have adopted certain compliance procedures which are designed to address these types of conflicts. However, there is no guarantee that such procedures will detect each and every situation in which a conflict arises.

(a)(3) Compensation Structure of Portfolio Manager

Compensation of the Investment Committee

The members of the Investment Committee are not directly compensated for their work with respect to the Fund; however, each member of the Investment Committee is an equity owner of the parent company of the Investment Manager or Sub-Adviser and therefore benefits indirectly from the revenue generated from the Sub-Advisory Agreement.

(a)(4) Disclosure of Securities Ownership

Portfolio Management Team’s Ownership of Shares

Name of Portfolio Management Team Member:	Dollar Range of Shares Beneficially Owned by Portfolio Management Team Member:
Michael Peck	None
Scott Hergott	$50,001 - $100,000
Brian Murphy	$0 - $10,000
Jeff O’Brien	None
Daniel Lancz	None
Patrick Galley	None
Steve O’Neill	None
Sreeni Prabu	None
Sam Dunlap	None
Berkin Kologlu	None
Colin McBurnette	None

(b) Not Applicable

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17CFR 229.407), or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a)       The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)  There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT COMPANIES.

Not applicable.

ITEM 13. EXHIBITS.

(a)(1) Code of ethics or any amendments thereto, that is subject to disclosure required by item 2 is attached hereto.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)  Not applicable.

(a)(4)  Not applicable.

(b)  Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	The Relative Value Fund

By (Signature and Title)*	/s/ Michael Peck
Michael Peck, President
(Principal Executive Officer)

Date	June 9, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Michael Peck
Michael Peck, President
(Principal Executive Officer)

Date	June 9, 2021

By (Signature and Title)*	/s/ Chad Eisenberg
Chad Eisenberg, Treasurer
(Principal Financial Officer)

Date	June 9, 2021

* Print the name and title of each signing officer under his or her signature.